UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS



THE ADVISORS' INNER CIRCLE FUND II                 FROST CORE GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                          Shares           Value
-----------                                       ------------   ---------------
COMMON STOCK -- 89.1%
CONSUMER DISCRETIONARY -- 11.0%
   Abercrombie & Fitch, Cl A                            80,600   $     2,181,036
   Comcast, Cl A                                       265,701         4,107,737
   GameStop, Cl A*                                     133,830         4,036,313
   O'Reilly Automotive*                                 78,780         3,060,603
   priceline.com*                                       33,490         3,251,544
   Starbucks*                                          247,150         3,573,789
   Urban Outfitters*                                   117,910         2,298,066
                                                                 ---------------
                                                                      22,509,088
                                                                 ---------------
CONSUMER STAPLES -- 8.0%
   Church & Dwight                                      45,675         2,485,177
   Costco Wholesale                                     56,700         2,755,620
   CVS Caremark                                        213,375         6,781,057
   PepsiCo                                              86,135         4,286,078
                                                                 ---------------
                                                                      16,307,932
                                                                 ---------------
ENERGY -- 10.4%
   Halliburton                                         196,400         3,971,208
   Petroleo Brasileiro ADR                             125,478         4,212,297
   Schlumberger                                         84,987         4,163,513
   Ultra Petroleum*                                    123,850         5,300,780
   Weatherford International*                          225,100         3,743,413
                                                                 ---------------
                                                                      21,391,211
                                                                 ---------------
FINANCIALS -- 9.0%
   Aflac                                               143,995         4,160,016
   Bank of New York Mellon                              75,300         1,918,644
   Charles Schwab                                      209,950         3,879,876
   JPMorgan Chase                                       66,000         2,178,000
   Marsh & McLennan                                    156,160         3,293,414
   Mastercard, Cl A                                     16,950         3,109,478
                                                                 ---------------
                                                                      18,539,428
                                                                 ---------------
HEALTH CARE -- 13.8%
   Allergan                                             82,158         3,833,492
   Baxter International                                 49,490         2,400,265
   CR Bard                                              34,285         2,455,835
   Genzyme*                                             50,840         2,711,297
   Gilead Sciences*                                    137,050         6,276,890
   Intuitive Surgical*                                  18,829         2,706,292
   NuVasive* (A)                                       207,039         7,846,778
                                                                 ---------------
                                                                      28,230,849
                                                                 ---------------
INDUSTRIALS -- 9.3%
   Cummins                                              62,905         2,138,770
   DeVry                                                76,360         3,249,882
   Emerson Electric                                    114,614         3,901,460
   Goodrich                                             93,545         4,142,173
   PACCAR                                               60,230         2,134,551
   Quanta Services*                                    150,705         3,425,525
                                                                 ---------------
                                                                      18,992,361
                                                                 ---------------
INFORMATION TECHNOLOGY -- 24.2%
   Apple*                                               43,707         5,499,652
   Baidu ADR*                                           15,145         3,527,270
   Cisco Systems*                                      258,820         5,000,402
   Cognizant Technology Solutions, Cl A*               234,116         5,803,736
   Google, Cl A*                                        13,415         5,311,938
   Hewlett-Packard                                      97,880         3,521,722
   Intel                                               191,240         3,017,767
   McAfee*                                             118,860         4,462,004
   Microsoft                                           197,514         4,001,634
   Oracle                                              320,990         6,207,947

Description                                          Shares           Value
-----------                                       ------------   ---------------
   Symantec*                                           193,735   $     3,341,929
                                                                 ---------------
                                                                      49,696,001
                                                                 ---------------
MATERIALS -- 3.4%
   Monsanto                                             44,532         3,780,322
   Mosaic                                               79,105         3,199,797
                                                                 ---------------
                                                                       6,980,119
                                                                 ---------------
Total Common Stock (Cost $184,475,321)                               182,646,989
                                                                 ---------------
EXCHANGE TRADED FUND -- 3.0%
   Technology Select Sector SPDR Fund                  358,700         6,187,575
                                                                 ---------------
Total Exchange Traded Fund
   (Cost $5,684,718)                                                   6,187,575
                                                                 ---------------
CASH EQUIVALENTS** -- 4.8%
   AIM Liquid Asset Money Fund,
      0.693% (B)                                        54,194            54,194
   AIM STIT-Government & Agency
      Portfolio, 0.050%                              9,657,254         9,657,254
   BlackRock TempFund Institutional
      Money Market Fund, 0.629% (B)                     36,129            36,129
   Dreyfus Institutional Cash Advantage
      Fund, 0.721% (B)                                  54,193            54,193
   JPMorgan Prime Money Market Fund,
      0.685% (B)                                        54,193            54,193
   Merrill Lynch Select Institutional Fund,
      0.697% (B)                                        50,969            50,969
                                                                 ---------------
Total Cash Equivalents (Cost $9,906,932)                               9,906,932
                                                                 ---------------
Total Investments -- 96.9%
   (Cost $200,066,971) +                                         $   198,741,496
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $205,180,455.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2009 WAS $242,636.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2009 WAS $249,678.

ADR  -- AMERICAN DEPOSITARY RECEIPT
CL   -- CLASS
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $200,066,971, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $23,534,348 AND $(24,859,823), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0300

THE ADVISORS' INNER CIRCLE FUND II              FROST DIVIDEND VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                          Shares           Value
-----------                                       ------------   ---------------
COMMON STOCK -- 89.3%
CONSUMER DISCRETIONARY -- 6.2%
   Brands                                              201,480   $     2,300,902
   McDonald's                                           53,925         2,873,663
   Yum! Brands                                         114,400         3,815,240
                                                                 ---------------
                                                                       8,989,805
                                                                 ---------------
CONSUMER STAPLES -- 7.4%
   Coca-Cola                                            58,020         2,497,761
   ConAgra Foods                                       235,063         4,160,615
   Philip Morris International                          74,183         2,685,425
   Sysco                                                58,440         1,363,405
                                                                 ---------------
                                                                      10,707,206
                                                                 ---------------
ENERGY -- 15.4%
   BP ADR                                               61,780         2,623,179
   EnCana                                               74,270         3,396,367
   Patterson-UTI Energy                                308,847         3,925,445
   Petroleo Brasileiro ADR                             157,160         5,275,861
   Schlumberger                                         55,740         2,730,703
   Spectra Energy                                      186,730         2,707,585
   Tenaris ADR                                          59,455         1,487,564
                                                                 ---------------
                                                                      22,146,704
                                                                 ---------------
FINANCIALS -- 14.2%
   Aflac                                               119,485         3,451,922
   Allstate                                            180,050         4,200,566
   Ameriprise Financial                                124,200         3,272,670
   HSBC Holdings ADR                                   138,606         4,934,374
   Manulife Financial                                  266,925         4,564,417
                                                                 ---------------
                                                                      20,423,949
                                                                 ---------------
HEALTH CARE -- 8.3%
   Johnson & Johnson                                    83,721         4,383,631
   Merck                                               131,974         3,199,050
   Novartis ADR                                         59,560         2,257,920
   Pfizer                                              163,130         2,179,417
                                                                 ---------------
                                                                      12,020,018
                                                                 ---------------
INDUSTRIALS -- 8.2%
   Eaton                                                65,422         2,865,484
   Emerson Electric                                     63,690         2,168,007
   Honeywell International                              61,570         1,921,600
   Northrop Grumman                                     47,588         2,300,880
   Raytheon                                             55,515         2,510,943
                                                                 ---------------
                                                                      11,766,914
                                                                 ---------------
INFORMATION TECHNOLOGY -- 8.5%
   Corning                                             134,550         1,967,121
   Intel                                               201,060         3,172,727
   Maxim Integrated Products                            98,840         1,339,282
   Nokia ADR                                           260,894         3,689,041
   Taiwan Semiconductor Manufacturing ADR              202,064         2,135,817
                                                                 ---------------
                                                                      12,303,988
                                                                 ---------------
MATERIALS -- 10.0%
   Air Products & Chemicals                             76,852         5,064,547
   Cia Vale do Rio Doce ADR, Cl B                      177,440         2,929,534
   EI Du Pont de Nemours                               103,493         2,887,455
   Nucor                                                53,225         2,165,725
   Syngenta ADR                                         31,670         1,350,726
                                                                 ---------------
                                                                      14,397,987
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 6.6%
   AT&T                                                147,560         3,780,487
   China Mobile ADR                                     50,475         2,178,501

Description                                          Shares           Value
-----------                                       ------------   ---------------
   Verizon Communications                               50,510   $     1,532,474
   Vodafone Group ADR                                  109,280         2,005,288
                                                                 ---------------
                                                                       9,496,750
                                                                 ---------------
UTILITIES -- 4.5%
   Dominion Resources                                   74,720         2,253,555
   FPL Group                                            78,310         4,212,295
                                                                 ---------------
                                                                       6,465,850
                                                                 ---------------
Total Common Stock (Cost $150,935,333)                               128,719,171
                                                                 ---------------
EXCHANGE TRADED FUNDS -- 6.3%
   Financial Select Sector SPDR Fund                   588,550         6,368,111
   Health Care Select Sector SPDR Fund                 108,485         2,623,167
                                                                 ---------------
Total Exchange Traded Funds
   (Cost $8,372,437)                                                   8,991,278
                                                                 ---------------
CASH EQUIVALENT* -- 4.0%
   AIM STIT-Government & Agency
      Portfolio, 0.050%                              5,765,258         5,765,258
                                                                 ---------------
Total Cash Equivalent
   (Cost $5,765,258)                                                   5,765,258
                                                                 ---------------
Total Investments -- 99.6%
   (Cost $165,073,028) +                                         $   143,475,707
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $144,092,154.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

ADR  -- AMERICAN DEPOSITARY RECEIPT
CL   -- CLASS
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $165,073,028, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,182,795 AND $(31,780,116), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0300

THE ADVISORS' INNER CIRCLE FUND II                 FROST STRATEGIC BALANCED FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                          Shares           Value
-----------                                       ------------   ---------------
EXCHANGE TRADED FUNDS -- 61.0%
   iShares Barclays Aggregate Bond Fund                  4,490   $       456,364
   iShares Barclays Intermediate Credit
      Bond Fund                                          3,875           371,031
   iShares FTSE/Xinhua China 25 Index
      Fund                                               6,927           221,526
   iShares Lehman Treasury Inflation-
      Protected Securities Fund                          6,218           624,536
   iShares MSCI EAFE Index Fund                         41,618         1,744,627
   iShares MSCI Emerging Markets Index
      Fund                                              15,040           430,896
   iShares S&P 500 Growth Index Fund                    24,680         1,119,732
   iShares S&P MidCap 400 Index Fund                     9,852           550,234
   SPDR Trust Series 1                                  19,481         1,705,561
   Vanguard Emerging Markets                            16,320           451,574
   Vanguard Large Cap Fund                              61,180         2,426,399
   Vanguard Mid-Cap Fund                                 9,173           413,519
   Vanguard Small Cap Fund                              13,803           599,740
                                                                 ---------------
Total Exchange Traded Funds
   (Cost $16,056,138)                                                 11,115,739
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES -- 33.5%
   American Century International Bond
      Fund                                              39,509           536,536
   PIMCO Foreign Bond Fund                              57,029           523,530
   PIMCO Total Return Fund                             493,164         5,040,141
                                                                 ---------------
Total Registered Investment Companies
   (Cost $6,337,256)                                                   6,100,207
                                                                 ---------------
COMMON STOCK -- 2.5%
MATERIALS -- 2.5%
   BHP Billiton ADR                                      4,720           227,221
   Cia Vale do Rio Doce ADR, Cl B                        5,800            95,758
   Rio Tinto ADR                                           808           131,663
                                                                 ---------------
                                                                         454,642
                                                                 ---------------
Total Common Stock (Cost $994,217)                                       454,642
                                                                 ---------------
CLOSED-END FUND -- 2.4%
   Macquarie Global Infrastructure Total
      Return Fund                                       39,335           429,145
                                                                 ---------------
Total Closed-End Fund (Cost $933,439)                                    429,145
                                                                 ---------------
CASH EQUIVALENT* -- 0.8%
   AIM STIT-Government & Agency
      Portfolio, 0.050%                                152,509           152,509
                                                                 ---------------
Total Cash Equivalent
   (Cost $152,509)                                                       152,509
                                                                 ---------------
Total Investments -- 100.2%
   (Cost $24,473,559) +                                          $    18,252,242
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $18,211,373.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

ADR  -- AMERICAN DEPOSITARY RECEIPT
CL   -- CLASS
EAFE -- EUROPE, AUSTRALASIA, AND FAR EAST
FTSE -- FINANCIAL TIMES AND THE LONDON STOCK EXCHANGE
MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL
S&P  -- STANDARD & POOR'S
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $24,473,559, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $106,648 AND $(6,327,965), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0300

THE ADVISORS' INNER CIRCLE FUND II                       FROST KEMPNER MULTI-CAP
SCHEDULE OF INVESTMENTS                                   DEEP VALUE EQUITY FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                          Shares           Value
-----------                                       ------------   ---------------
COMMON STOCK -- 93.6%
CONSUMER DISCRETIONARY -- 12.1%
   American Eagle Outfitters                            66,100   $       979,602
   Best Buy                                             32,100         1,231,998
   Gannett                                             235,500           920,805
   Home Depot                                          100,700         2,650,424
   JC Penney                                           157,100         4,821,399
   Nissan Motor ADR                                    268,391         2,791,266
   Staples                                             101,300         2,088,807
                                                                 ---------------
                                                                      15,484,301
                                                                 ---------------
CONSUMER STAPLES -- 4.5%
   Archer-Daniels-Midland                              192,500         4,739,350
   Sara Lee                                            119,400           993,408
                                                                 ---------------
                                                                       5,732,758
                                                                 ---------------
ENERGY -- 2.9%
   ConocoPhillips                                       57,600         2,361,600
   ENSCO International                                  45,506         1,286,910
                                                                 ---------------
                                                                       3,648,510
                                                                 ---------------
FINANCIALS -- 19.9%
   Allstate                                            126,200         2,944,246
   Annaly Capital Management++                         343,600         4,834,452
   Bank of America                                     193,830         1,730,902
   Barclays ADR                                        163,800         2,622,438
   Genworth Financial, Cl A                            133,700           315,532
   Lincoln National                                     35,567           399,773
   Marsh & McLennan                                    303,700         6,405,033
   RenaissanceRe Holdings                               98,200         4,778,412
   XL Capital, Cl A                                    151,250         1,438,388
                                                                 ---------------
                                                                      25,469,176
                                                                 ---------------
HEALTH CARE -- 3.8%
   Johnson & Johnson                                    21,900         1,146,684
   Teva Pharmaceutical Industries ADR                   40,500         1,777,545
   Wyeth                                                46,800         1,984,320
                                                                 ---------------
                                                                       4,908,549
                                                                 ---------------
INDUSTRIALS -- 13.9%
   Arkansas Best(A)                                     71,800         1,657,144
   Boeing                                               87,200         3,492,360
   Carlisle                                            101,300         2,304,575
   Caterpillar                                          68,400         2,433,672
   Dover                                               131,800         4,056,804
   Granite Construction                                 18,100           714,045
   Ingersoll-Rand, Cl A                                140,400         3,056,508
                                                                 ---------------
                                                                      17,715,108
                                                                 ---------------
INFORMATION TECHNOLOGY -- 11.9%
   Black Box                                            99,456         2,722,111
   Canon ADR                                            35,700         1,078,497
   International Business Machines                      53,200         5,490,772
   Nokia ADR                                           334,400         4,728,416
   Technitrol                                          273,600         1,113,552
                                                                 ---------------
                                                                      15,133,348
                                                                 ---------------
MATERIALS -- 4.7%
   Alcoa                                               117,200         1,063,004
   Dow Chemical                                        126,300         2,020,800
   PPG Industries                                       55,900         2,462,395
   Vulcan Materials                                     10,500           499,275
                                                                 ---------------
                                                                       6,045,474
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 15.2%
   AT&T                                                306,092         7,842,077
   Nippon Telegraph & Telephone ADR                    328,100         6,168,280
   Verizon Communications                              178,700         5,421,758
                                                                 ---------------
                                                                      19,432,115
                                                                 ---------------
UTILITIES -- 4.7%
   Consolidated Edison                                 110,600         4,106,578

Description                                          Shares           Value
-----------                                       ------------   ---------------
   Southern Union                                      115,300   $     1,834,423
                                                                 ---------------
                                                                       5,941,001
                                                                 ---------------
Total Common Stock (Cost $188,662,762)                               119,510,340
                                                                 ---------------
CASH EQUIVALENTS* -- 6.7%
   AIM Liquid Asset Money Fund,
         0.693% (B)                                    126,667           126,667
   BlackRock Liquidity Funds Treasury
      Trust Fund Portfolio, 0.040%                   8,026,761         8,026,761
   BlackRock TempFund Institutional
      Money Market Fund,
         0.629% (B)                                     84,444            84,444
   Dreyfus Institutional Cash Advantage
         Fund, 0.721% (B)                              126,667           126,667
   JPMorgan Prime Money Market Fund,
         0.685% (B)                                    126,667           126,667
   Merrill Lynch Select Institutional Fund,
         0.697% (B)                                    119,130           119,130
                                                                 ---------------
Total Cash Equivalents (Cost $8,610,336)                               8,610,336
                                                                 ---------------
Total Investments -- 100.3%
   (Cost $197,273,098) +                                         $   128,120,676
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $127,682,001.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

++   REAL ESTATE INVESTMENT TRUST

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2009 WAS $579,308.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2009 WAS $583,575.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $197,273,098, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,340,417 AND $(74,492,839), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0300

THE ADVISORS' INNER CIRCLE FUND II        FROST HOOVER SMALL MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                          Shares           Value
-----------                                       ------------   ---------------
COMMON STOCK -- 95.8%
CONSUMER DISCRETIONARY -- 19.5%
   Abercrombie & Fitch, Cl A                            28,900   $       782,034
   Advance Auto Parts                                   17,400           761,250
   American Eagle Outfitters                            33,100           490,542
   Buckle                                               23,200           866,984
   Career Education*                                    28,100           619,324
   Carter's*                                            17,700           378,426
   Chipotle Mexican Grill, Cl A*                        13,400         1,086,606
   Dick's Sporting Goods*                               46,600           885,400
   Family Dollar Stores                                 22,700           753,413
   Hibbett Sports*                                      37,700           786,045
   J Crew Group*                                        23,800           409,598
   Jack in the Box*                                     33,000           811,470
   LKQ*                                                 37,400           635,052
   Morningstar*                                         23,900           948,113
   Panera Bread, Cl A*                                  13,500           756,135
   PetSmart                                             26,400           604,032
   PF Chang's China Bistro*                             19,500           588,510
   priceline.com*                                        8,300           805,847
   Texas Roadhouse, Cl A*                               37,500           426,750
   Tractor Supply*                                       9,900           399,762
   Urban Outfitters*                                    35,000           682,150
   Warnaco Group*                                       16,700           481,628
   Williams-Sonoma                                      36,600           512,400
   WMS Industries*                                      20,200           648,622
                                                                 ---------------
                                                                      16,120,093
                                                                 ---------------
CONSUMER STAPLES -- 3.9%
   Flowers Foods                                        15,300           353,430
   Hansen Natural*                                      20,300           827,428
   Lance                                                18,400           426,144
   United Natural Foods*                                24,000           546,720
   Whole Foods Market*                                  53,200         1,102,836
                                                                 ---------------
                                                                       3,256,558
                                                                 ---------------
ENERGY -- 9.9%
   Atwood Oceanics*                                     35,900           801,288
   Bill Barrett*                                        32,300           839,154
   Cabot Oil & Gas                                      20,000           603,800
   Comstock Resources*                                  13,300           458,318
   Concho Resources*                                    22,600           619,692
   EXCO Resources*                                      34,200           402,876
   Helmerich & Payne                                    30,400           936,928
   Newfield Exploration*                                21,700           676,606
   Southwestern Energy*                                 35,200         1,262,272
   Tidewater                                            19,900           860,675
   Unit*                                                25,400           693,166
                                                                 ---------------
                                                                       8,154,775
                                                                 ---------------
FINANCIALS -- 15.4%
   Affiliated Managers Group*                           16,200           920,970
   Corporate Office Properties Trust++                  20,700           632,592
   Digital Realty Trust++                               17,700           637,377
   Eaton Vance                                          41,900         1,146,803
   eHealth*                                             13,100           251,389
   Essex Property Trust++                                9,800           622,202
   Federated Investors, Cl B                            34,800           796,224
   Investment Technology Group*                         24,300           553,554
   KBW*                                                 32,700           791,013
   MSCI, Cl A*                                          37,600           789,224
   optionsXpress Holdings                               53,400           878,964
   Prosperity Bancshares                                23,000           638,710
   Signature Bank NY*                                   25,700           698,783
   Stifel Financial*                                    11,000           541,530

Description                                          Shares           Value
-----------                                       ------------   ---------------
   Tanger Factory Outlet Centers++                      12,100   $       403,172
   TCF Financial                                        42,000           584,220
   UMB Financial                                        13,400           613,318
   Waddell & Reed Financial, Cl A                       52,900         1,185,489
                                                                 ---------------
                                                                      12,685,534
                                                                 ---------------
HEALTH CARE -- 4.6%
   Allscripts-Misys Healthcare Solutions*               32,900           408,618
   Amedisys*                                            26,000           872,040
   HMS Holdings*                                         9,700           290,806
   ICU Medical*                                         21,200           797,120
   Inverness Medical Innovations*                       27,700           894,433
   Masimo*                                               3,400            98,260
   Omnicare                                              1,400            35,994
   SXC Health Solutions*                                18,800           376,564
                                                                 ---------------
                                                                       3,773,835
                                                                 ---------------
INDUSTRIALS -- 17.3%
   Aecom Technology*                                    37,100           954,583
   Ameron International                                 10,900           644,953
   Ametek                                                6,500           209,365
   Copart*                                              23,800           747,082
   Corrections Corp. of America*                        53,600           757,368
   EnerSys*                                             10,100           172,205
   Esterline Technologies*                              16,100           424,235
   Flowserve                                            12,400           841,960
   Gardner Denver*                                      12,100           322,102
   General Cable*                                       16,900           458,666
   GeoEye*                                              34,900           868,661
   Granite Construction                                  1,900            74,955
   Healthcare Services Group                            30,650           548,022
   Landstar System                                      23,000           819,030
   McDermott International*                             48,400           781,176
   Moog, Cl A*                                           5,900           158,002
   Old Dominion Freight Line*                           12,200           343,430
   Orbital Sciences*                                    49,000           757,540
   Orion Marine Group*                                  54,100           810,418
   Pentair                                              15,700           418,248
   Powell Industries*                                   24,000           863,760
   Robbins & Myers                                      14,000           265,300
   Tetra Tech*                                          26,600           653,296
   URS*                                                 19,000           837,140
   Valmont Industries                                    8,800           561,264
                                                                 ---------------
                                                                      14,292,761
                                                                 ---------------
INFORMATION TECHNOLOGY -- 22.7%
   Advent Software*                                     21,600           717,984
   Akamai Technologies*                                 53,300         1,173,666
   Ansys*                                               16,000           441,920
   Ariba*                                               68,200           655,402
   Broadridge Financial Solutions                       28,300           547,605
   Ciena*                                               75,300           899,835
   Comtech Telecommunications*                          25,300           846,791
   Cypress Semiconductor*                              103,600           821,548
   Digital River*                                       25,500           979,710
   F5 Networks*                                         20,300           553,581
   Factset Research Systems                             15,400           825,286
   FLIR Systems*                                        31,200           692,016
   Hewitt Associates, Cl A*                             26,300           824,768
   Intersil, Cl A                                       52,800           612,480
   Macrovision Solutions*                               44,500           899,790
   Micros Systems*                                      23,000           482,540
   NCR*                                                 38,100           386,715
   Nvidia*                                              71,800           824,264
   Omniture*                                            56,100           691,152
   Polycom*                                             44,700           833,208

THE ADVISORS' INNER CIRCLE FUND II        FROST HOOVER SMALL MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                          Shares           Value
-----------                                       ------------   ---------------
   Salesforce.com*                                      18,300   $       783,423
   Silicon Laboratories*                                16,900           562,094
   Tellabs*                                             75,600           396,144
   Trimble Navigation*                                  25,300           542,432
   Valueclick*                                          75,500           800,300
   VistaPrint*                                          26,200           899,970
                                                                 ---------------
                                                                      18,694,624
                                                                 ---------------
MATERIALS -- 1.1%
   Reliance Steel & Aluminum                            18,600           655,278
   Valspar                                              10,500           252,000
                                                                 ---------------
                                                                         907,278
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 1.4%
   Neutral Tandem*                                      39,300         1,123,981
                                                                 ---------------
Total Common Stock (Cost $66,845,330)                                 79,009,439
                                                                 ---------------
CASH EQUIVALENT** -- 4.3%
   AIM STIT-Government & Agency
      Portfolio, 0.050%                              3,550,323         3,550,323
                                                                 ---------------
Total Cash Equivalent
   (Cost $3,550,323)                                                   3,550,323
                                                                 ---------------
Total Investments -- 100.1%
   (Cost $70,395,653) +                                          $    82,559,762
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $82,442,299.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

++   REAL ESTATE INVESTMENT TRUST

CL -- CLASS

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $70,395,653, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $12,746,711 AND $(582,602), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0300

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                          Shares           Value
-----------                                       ------------   ---------------
COMMON STOCK -- 94.6%
BERMUDA -- 0.5%
   Covidien                                             24,100   $       794,818
                                                                 ---------------
BRAZIL -- 2.4%
   BM&FBOVESPA                                         193,700           797,594
   Empresa Brasileira de Aeronautica ADR                89,900         1,458,178
   Redecard                                            132,100         1,665,075
                                                                 ---------------
                                                                       3,920,847
                                                                 ---------------
CANADA -- 6.8%
   Canadian National Railway                            75,600         3,056,696
   Canadian Natural Resources                           47,700         2,199,293
   Potash Corp. of Saskatchewan                         25,569         2,211,463
   Rogers Communications, Cl B                         142,040         3,490,582
                                                                 ---------------
                                                                      10,958,034
                                                                 ---------------
CHINA -- 6.7%
   Baidu ADR*                                            7,700         1,793,330
   China Life Insurance, Cl H                        1,249,800         4,410,869
   China Merchants Bank, Cl H                        1,197,387         2,166,251
   Industrial & Commercial Bank of China             3,996,000         2,299,782
                                                                 ---------------
                                                                      10,670,232
                                                                 ---------------
DENMARK -- 5.1%
   Novo Nordisk, Cl B                                   87,242         4,175,408
   Vestas Wind Systems*                                 59,768         3,943,138
                                                                 ---------------
                                                                       8,118,546
                                                                 ---------------
FINLAND -- 3.0%
   Fortum                                               80,143         1,629,991
   Nokia                                               214,600         3,101,796
                                                                 ---------------
                                                                       4,731,787
                                                                 ---------------
FRANCE -- 9.6%
   Air Liquide                                          19,237         1,573,532
   AXA                                                 140,600         2,369,673
   BNP Paribas                                          54,500         2,900,853
   Danone                                               49,900         2,384,471
   France Telecom                                       77,175         1,721,690
   LVMH Moet Hennessy Louis Vuitton                     57,765         4,383,937
                                                                 ---------------
                                                                      15,334,156
                                                                 ---------------
GERMANY -- 5.8%
   Deutsche Bank                                        30,400         1,634,171
   E.ON                                                 64,007         2,170,245
   Fresenius Medical Care & KGaA                        43,400         1,707,419
   SAP                                                  99,213         3,808,063
                                                                 ---------------
                                                                       9,319,898
                                                                 ---------------
GREECE -- 2.6%
   National Bank of Greece                             130,064         2,741,629
   OPAP                                                 43,690         1,354,263
                                                                 ---------------
                                                                       4,095,892
                                                                 ---------------
GUERNSEY -- 1.4%
   Amdocs*                                             109,474         2,291,291
                                                                 ---------------
HONG KONG -- 3.9%
   China Mobile                                        282,415         2,452,614
   Hong Kong Exchanges and Clearing                    327,700         3,822,708
                                                                 ---------------
                                                                       6,275,322
                                                                 ---------------
ISRAEL -- 4.0%
   Teva Pharmaceutical Industries ADR                  144,264         6,331,747
                                                                 ---------------
JAPAN -- 6.8%
   Fanuc                                                33,541         2,404,775

Description                                          Shares           Value
-----------                                       ------------   ---------------
   Komatsu                                             119,279   $     1,474,507
   Nintendo                                             10,472         2,794,020
   Toyota Motor                                        107,380         4,192,404
                                                                 ---------------
                                                                      10,865,706
                                                                 ---------------
MEXICO -- 3.3%
   America Movil ADR                                    73,768         2,423,279
   Wal-Mart de Mexico                                1,067,900         2,902,323
                                                                 ---------------
                                                                       5,325,602
                                                                 ---------------
SPAIN -- 1.9%
   Telefonica                                          162,600         3,098,474
                                                                 ---------------
SWEDEN -- 2.7%
   Hennes & Mauritz, Cl B                               94,642         4,265,804
                                                                 ---------------
SWITZERLAND -- 9.9%
   Givaudan                                              2,670         1,701,069
   Julius Baer Holding                                  74,474         2,480,074
   Logitech International*                             111,586         1,506,914
   Nestle                                              127,100         4,161,297
   Novartis                                             62,387         2,372,794
   Roche Holding                                        28,723         3,637,257
                                                                 ---------------
                                                                      15,859,405
                                                                 ---------------
TURKEY -- 1.1%
   Turkcell Iletisim Hizmet                            338,800         1,737,762
                                                                 ---------------
UNITED KINGDOM -- 15.8%
   ARM Holdings                                        965,600         1,712,715
   British American Tobacco                             95,069         2,303,161
   British Sky Broadcasting Group                      253,041         1,820,553
   Carnival                                            136,438         3,781,318
   Reckitt Benckiser Group                              97,112         3,828,269
   SABMiller                                            99,323         1,676,573
   Smith & Nephew                                      341,100         2,422,599
   Standard Chartered                                  308,681         4,827,275
   Vodafone Group ADR                                  156,833         2,877,886
                                                                 ---------------
                                                                      25,250,349
                                                                 ---------------
UNITED STATES -- 1.3%
   Schlumberger                                         42,750         2,094,323
                                                                 ---------------
Total Common Stock (Cost $195,656,394)                               151,339,995
                                                                 ---------------
CASH EQUIVALENT** -- 5.4%
   AIM STIT-Government & Agency
      Portfolio, 0.050%                              8,637,646         8,637,646
                                                                 ---------------
Total Cash Equivalent
   (Cost $8,637,646)                                                   8,637,646
                                                                 ---------------
Total Investments -- 100.0%
   (Cost $204,294,040) +                                         $   159,977,641
                                                                 ===============

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

A summary of the outstanding forward foreign currency contracts held by the Fund at April 30, 2009, is as follows:

                                                 UNREALIZED
SETTLEMENT      CURRENCY         CURRENCY       APPRECIATION
   DATE        TO DELIVER       TO RECEIVE     (DEPRECIATION)
----------   --------------   --------------   --------------
 5/29/09     MXP 62,170,000   USD  4,442,559     $ (38,995)
 6/16/09     EUR  8,546,000   USD 11,390,724        91,842
 6/16/09     USD  8,982,454   EUR  6,679,000      (151,980)
 6/16/09     GBP  1,750,000   USD  2,681,963        95,335
                                                 ---------
                                                 $  (3,798)
                                                 =========

     PERCENTAGES ARE BASED ON NET ASSETS OF $159,985,105.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS
EUR -- EURO
GBP -- BRITISH POUND STERLING
MXP -- MEXICAN PESO
USD -- U.S. DOLLAR

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $204,294,040, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,060,470 AND $(52,376,869), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0300

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
ASSET-BACKED SECURITIES -- 41.3%
AUTOMOTIVE -- 30.0%
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl C
         5.280%, 11/06/11                         $  1,000,000   $       923,571
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-RM, Cl A2
         5.420%, 08/08/11                              156,700           154,189
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A3
         5.190%, 11/06/11                            1,482,928         1,463,343
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-DF, Cl A3A
         5.490%, 07/06/12                            3,715,961         3,718,175
   BMW Vehicle Owner Trust, Ser 2006-
      A, Cl B
         5.190%, 06/25/13                            1,000,000           857,410
   Capital One Auto Finance Trust,
      Ser 2005-C, Cl A4A
         4.710%, 06/15/12                              406,016           389,649
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
         0.461%, 12/15/12 (A)                          884,850           807,668
   Capital One Auto Finance Trust,
      Ser 2007-B, Cl A3A
         5.030%, 04/15/12                            1,274,283         1,255,529
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A4
         5.230%, 07/15/14                            1,000,000           755,338
   Capital One Prime Auto Receivables
      Trust, Ser 2005-1, Cl B
         4.580%, 08/15/12                            1,000,000           900,560
   Capital One Prime Auto Receivables
      Trust, Ser 2006-2, Cl B
         5.050%, 06/15/13                            1,700,000         1,108,054
   Capital One Prime Auto Receivables
      Trust, Ser 2007-1, Cl B1
         5.760%, 12/15/13                            2,800,000         2,213,173
   Carmax Auto Owner Trust, Ser 2007-1,
      Cl A3
         5.240%, 07/15/11                              960,811           972,461
   CPS Auto Trust, Ser 2005-A, Cl A2
         4.780%, 10/15/11 (B)                          989,842           960,833
   Drive Auto Receivables Trust, Ser 2006-
      2, Cl A3
         5.330%, 04/15/14 (B)                          473,843           442,465
   Fifth Third Auto Trust, Ser 2008-1,
      Cl A4A
         4.810%, 01/15/13                            2,500,000         2,461,221
   Harley-Davidson Motorcycle Trust,
      Ser 2008-1, Cl A4
         4.900%, 12/15/13                            1,000,000           955,528
   Household Automotive Trust, Ser 2005-
      3, Cl A4
         4.940%, 11/19/12                            2,000,000         2,014,596
   Household Automotive Trust, Ser 2006-
      2, Cl A4
         5.670%, 06/17/13                              500,000           497,554
   Household Automotive Trust, Ser 2007-
      1, Cl A3
         5.300%, 11/17/11                            3,181,875         3,209,122
   Santander Drive Auto Receivables Trust,
      Ser 2007-1, Cl A4
         0.501%, 09/15/14 (A)                        1,000,000           737,526

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
   Santander Drive Auto Receivables Trust,
      Ser 2007-1, Cl A3
         5.050%, 09/15/11                         $    139,596   $       138,700
   Triad Auto Receivables Owner Trust,
      Ser 2005-A, Cl A4
         4.220%, 06/12/12                              544,664           538,048
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A4
         5.310%, 05/13/13                            5,012,000         4,327,239
   Triad Auto Receivables Owner Trust,
      Ser 2007-B, Cl A2B
         1.368%, 10/12/11 (A)                        1,166,532         1,144,646
   UPFC Auto Receivables Trust, Ser 2007-A,
      Cl A3
         5.530%, 07/15/13                              935,266           883,605
   USAA Auto Owner Trust, Ser 2006-2,
      Cl B
         5.620%, 01/15/13                            1,295,000         1,042,302
   Wachovia Auto Loan Owner Trust 2006-
      1, Ser 2007-1, Cl C
         5.450%, 10/22/12                            1,650,000         1,075,320
   Wachovia Auto Loan Owner Trust,
      Ser 2008-1, Cl A3
         4.270%, 04/20/12                            2,000,000         2,015,002
   World Omni Auto Receivables Trust,
      Ser 2007-B, Cl A4
         5.390%, 05/15/13                            1,000,000         1,022,369
                                                                 ---------------
                                                                      38,985,196
                                                                 ---------------
CREDIT CARDS -- 10.0%
   Bank of America Credit Card Trust,
      Ser 2007-A8, Cl A8
         5.590%, 11/17/14                            2,000,000         2,060,387
   Capital One Multi-Asset Execution
      Trust, Ser 2004-B6, Cl B6
         4.150%, 07/16/12                            1,500,000         1,417,019
   Chase Issuance Trust, Ser 2008-A4,
      Cl A4
         4.650%, 03/15/15                            2,500,000         2,486,183
   Citibank Credit Card Issuance Trust,
      Ser 2005-A7, Cl A7
         4.750%, 10/22/12                              875,000           894,309
   Citibank, Ser 2004-B2, Cl B2
         0.721%, 10/07/13 (A)                          750,000           551,800
   GE Capital Credit Card Master Note
      Trust, Ser 2007-A, Cl A
         0.491%, 03/15/15 (A)                        2,000,000         1,736,422
   Household Credit Card Master Note
      Trust I, Ser 2006-1, Cl A
         5.100%, 06/15/12                            3,000,000         3,011,759
   MBNA Credit Card Master Note Trust,
      Ser 2002-C1, Cl C1
         6.800%, 07/15/14                            1,000,000           761,835
                                                                 ---------------
                                                                      12,919,714
                                                                 ---------------
OTHER ASSET-BACKED SECURITIES -- 1.3%
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl A
         0.701%, 06/15/13 (A)                        1,000,000           698,964
   John Deere Owner Trust, Ser 2008-A,
      Cl A4
         4.890%, 03/16/15                            1,000,000           946,764
                                                                 ---------------
                                                                       1,645,728
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $56,095,659)                                                 53,550,638
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 22.8%
   FAMC
      3.875%, 08/19/11                            $  4,250,000   $     4,466,869
   FFCB
      4.820%, 10/12/12 (C)                           5,500,000         5,971,427
      4.400%, 01/03/13                               1,935,000         2,076,416
   FHLB
      6.700%, 07/22/14                                 500,000           595,403
   FHLMC
      5.500%, 08/20/12                               1,900,000         2,119,308
      5.125%, 08/23/10                               1,000,000         1,053,336
      4.125%, 10/18/10                               6,000,000         6,282,942
   FNMA
      5.000%, 10/15/11                               1,000,000         1,080,595
   Tennessee Valley Authority
      5.625%, 01/18/11                               5,500,000         5,890,978
                                                                 ---------------
Total U.S. Government Agency Obligations
   (Cost $27,622,563)                                                 29,537,274
                                                                 ---------------
CORPORATE OBLIGATIONS -- 18.7%
CONSUMER DISCRETIONARY -- 4.2%
   AutoZone
         6.950%, 06/15/16                            3,000,000         2,908,089
   Home Depot
         4.625%, 08/15/10                            2,475,000         2,512,449
                                                                 ---------------
                                                                       5,420,538
                                                                 ---------------
CONSUMER STAPLES -- 1.1%
   CVS Caremark
         4.875%, 09/15/14                            1,430,000         1,438,840
                                                                 ---------------
ENERGY -- 1.5%
   Credit Suisse MTN
         5.000%, 05/15/13                            2,000,000         1,975,056
                                                                 ---------------
FINANCIALS -- 3.6%
   CIT Group
         5.200%, 11/03/10                            1,700,000         1,258,485
         5.000%, 02/13/14                            1,178,000           659,715
   Merrill Lynch, MTN(A)
         1.228%, 11/01/11                            2,700,000         2,297,768
   Wachovia
         5.300%, 10/15/11                              498,000           501,152
                                                                 ---------------
                                                                       4,717,120
                                                                 ---------------
HEALTH CARE -- 4.7%
   McKesson
         5.250%, 03/01/13                            3,000,000         3,010,161
   Wyeth
         5.500%, 02/15/16                            3,000,000         3,076,743
                                                                 ---------------
                                                                       6,086,904
                                                                 ---------------
INFORMATION TECHNOLOGY -- 0.4%
   Fiserv
         6.125%, 11/20/12                              500,000           495,561
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 2.4%
   AT&T
         5.875%, 02/01/12                            3,000,000         3,164,994
                                                                 ---------------

                                                   Face Amount
Description                                          /Shares       Market Value
-----------                                       ------------   ---------------
UTILITIES -- 0.8%
   AEP Texas Central Transition Funding,
      Ser A-1
         4.980%, 01/01/10                         $  1,015,138   $     1,029,012
                                                                 ---------------
   Total Corporate Obligations
      (Cost $24,395,558)                                              24,328,025
                                                                 ---------------
MUNICIPAL BONDS -- 5.0%
   Baltimore, Public Improvements
      Authority, Ser B, GO, FGIC
         7.500%, 10/15/10                              900,000           958,392
   New York State, Environmental
      Facilities, Ser A, RB
         5.850%, 03/15/11                            1,000,000         1,034,260
   South Texas, Detention Complex Local
      Development Authority, RB, MBIA
         4.340%, 02/01/11                            1,865,000         1,758,303
   Texas State, Veterans Housing
      Assistance Project, Ser A-1, GO
      Callable 12/01/09 @ 100
         7.000%, 12/01/10                              725,000           733,983
   Will County Community Unit School
      District No. 365 Valley View, Ser B,
      GO
         4.750%, 11/01/15                            2,000,000         2,014,540
                                                                 ---------------
Total Municipal Bonds
   (Cost $6,554,820)                                                   6,499,478
                                                                 ---------------
U.S. TREASURY OBLIGATION -- 1.5%
   U.S. Treasury Note
         2.750%, 02/15/19                            2,000,000         1,937,180
                                                                 ---------------
Total U.S. Treasury Obligation
   (Cost $1,968,866)                                                   1,937,180
                                                                 ---------------
CASH EQUIVALENTS* -- 15.3%
   AIM Liquid Asset Money Fund,
         0.693% (D)                                  1,319,140         1,319,140
   AIM STIT-Government & Agency
      Portfolio, 0.050%                             13,754,659        13,754,659
   BlackRock TempFund Institutional
      Money Market Fund, 0.629% (D)                    879,426           879,426
   Dreyfus Institutional Cash Advantage
      Fund, 0.721% (D)                               1,319,140         1,319,140
   JPMorgan Prime Money Market Fund,
         0.685% (D)                                  1,319,140         1,319,140
   Merrill Lynch Select Institutional Fund,
         0.697% (D)                                  1,240,654         1,240,654
                                                                 ---------------
Total Cash Equivalents (Cost $19,832,159)                             19,832,159
                                                                 ---------------
Total Investments -- 104.6%
   (Cost $136,469,625) +                                         $   135,684,754
                                                                 ===============

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

     PERCENTAGES ARE BASED ON NET ASSETS OF $129,707,408.

 *    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

(A) VARIABLE RATE SECURITY - THE RATE REPORTED IS THE RATE IN EFFECT AS OF APRIL 30, 2009.

(B) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

(C) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2009 WAS $5,971,427.

(D) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2009 WAS $6,077,500.

CL    -- CLASS
FAMC  -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FFCB  -- FEDERAL FARM CREDIT BANK
FGIC  -- FEDERAL GUARANTY INSURANCE COMPANY
FHLB  -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO    -- GENERAL OBLIGATION
MBIA  -- MUNICIPAL BOND INSURANCE ASSOCIATION
MTN   -- MEDIUM TERM NOTE
RB    -- REVENUE BOND
SER   -- SERIES

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $136,469,625, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,301,046 AND $(4,085,917), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0300

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
MORTGAGE-BACKED SECURITIES -- 36.7%
AGENCY MORTGAGE-BACKED OBLIGATION -- 28.8%
   FHLMC
         6.000%, 05/01/26 to 11/01/47             $  8,968,355   $     9,383,651
         5.500%, 12/01/37                            4,081,629         4,226,038
         5.000%, 04/01/21 to 04/01/24               12,783,591        13,241,638
   FHLMC REMIC
      Ser R011, Cl AB
         5.500%, 12/15/20                            2,022,912         2,071,385
   FNMA
         5.500%, 07/01/36 to 12/01/47                8,434,973         8,702,365
         5.000%, 04/01/19 to 05/01/35               18,413,708        19,126,698
         4.500%, 02/01/39                            9,946,247        10,131,881
   GNMA REMIC
      Ser 2008-68, Cl DC
         5.000%, 01/20/29                            2,431,862         2,524,757
   GNMA REMIC
      Ser 2008-68, Cl DA
         5.500%, 01/20/29                            2,521,931         2,623,241
                                                                 ---------------
                                                                      72,031,654
                                                                 ---------------
NON-AGENCY MORTGAGE-BACKED OBLIGATION -- 7.9%
   Banc of America Commercial Mortgage,
      Ser 2006-6, Cl A3
         5.369%, 10/10/45 (A)                        2,500,000         2,026,965
   Banc of America Commercial Mortgage,
      Ser 2008-1, Cl B
         6.209%, 02/10/51 (A) (B) (C)                  500,000           202,159
   Banc of America Commercial Mortgage,
      Ser 2008-1, Cl AJ
         6.209%, 02/10/51 (A) (B)                    1,000,000           719,462
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-PW10, Cl AJ
         5.463%, 12/11/40 (A) (B)                    1,000,000           741,799
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-PW14, Cl A3
         5.209%, 12/11/38 (A)                        2,000,000         1,594,781
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW17, Cl A3
         5.941%, 06/11/50 (A)                        1,000,000           163,794
   Carrington Mortgage Loan Trust,
      Ser 2007-FRE1, Cl M8
         2.688%, 02/25/37 (A) (B)                    1,000,000            47,600
   Citigroup Commercial Mortgage Trust,
      Ser 2006-C4, Cl C
         5.917%, 03/15/49 (A) (B)                    1,000,000           289,333
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C1, Cl A3
         5.711%, 02/15/39 (A) (B)                      800,000           681,290
   Greenwich Capital Commercial
      Funding, Ser 2007-GC9, Cl J
         5.772%, 03/10/39 (A) (B) (C)                1,000,000           151,597
   GS Mortgage Securities II, Ser 2007-
      GG10, Cl A4
         5.993%, 08/10/45 (A) (B)                    1,000,000           715,923
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2006-CB16, Cl B
         5.672%, 05/12/45 (A) (B)                    1,000,000           324,866
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2007-LD12, Cl J
         6.260%, 02/15/51 (A) (B) (C)                1,000,000           187,696
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C5, Cl A4
         4.954%, 09/15/30 (A)                        2,000,000         1,451,579

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C7, Cl C
         5.350%, 11/15/40 (A) (B)                 $  1,100,000   $       764,709
   LB-UBS Commercial Mortgage Trust,
      Ser 2007-C6, Cl D
         6.451%, 07/15/40 (A) (B)                      650,000           265,995
   Merrill Lynch Mortgage Trust,
      Ser 2007-C1, Cl B
         6.022%, 06/12/50 (A) (B)                      250,000            75,996
   Morgan Stanley Capital I, Ser 2006-
      HQ9, Cl A3
         5.712%, 07/12/44 (A)                        1,650,000         1,373,254
   Morgan Stanley Capital I, Ser 2006-
      IQ11, Cl A3
         5.906%, 10/15/42 (A) (B)                      510,000           439,341
   Morgan Stanley Capital I, Ser 2006-T23,
      Cl A3
         5.981%, 08/12/41 (A) (B)                    1,600,000         1,354,079
   Morgan Stanley Capital I, Ser 2007-
      HQ12, Cl B
         5.811%, 04/12/49 (A) (B)                    1,250,000           843,272
   Morgan Stanley Capital I, Ser 2007-
      IQ15, Cl AJ
         6.077%, 06/11/49 (A) (B)                    1,000,000           680,225
   Morgan Stanley Capital I, Ser 2007-
      IQ15, Cl B
         6.077%, 06/11/49 (A) (B) (C)                  750,000           216,837
   Morgan Stanley Capital I, Ser 2007-T25,
      Cl B
         5.614%, 11/12/49 (A) (B) (C)                1,750,000           377,902
   Morgan Stanley Capital I, Ser 2007-T27,
      Cl B
         5.650%, 06/11/42 (A) (B) (C)                  500,000           136,356
   Morgan Stanley Capital I, Ser 2008-T29,
      Cl A4
         6.280%, 01/11/43 (A)                        1,000,000           713,823
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-HQ2, Cl B
         5.040%, 03/12/35 (A)                          200,000           164,400
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C27, Cl B
         5.865%, 07/15/45 (A) (B)                    1,000,000           523,721
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2007-C30, Cl J
         6.022%, 12/15/43 (A) (B) (C)                1,414,000            62,394
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2007-C31, Cl AJ
         5.660%, 04/15/47 (A) (B)                    1,000,000           705,328
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2007-C33, Cl AJ
         6.100%, 02/15/51 (A) (B)                    1,000,000           708,238
   Wells Fargo Mortgage Backed Securities
      Trust, Ser 2006-3, Cl A3
         5.750%, 03/25/36                            1,439,504         1,185,161
                                                                 ---------------
                                                                      19,889,875
                                                                 ---------------
Total Mortgage-Backed Securities
   (Cost $101,529,945)                                                91,921,529
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
ASSET-BACKED SECURITIES -- 28.4%
AUTOMOTIVE -- 22.0%
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl C
         5.280%, 11/06/11                         $  1,000,000   $       923,572
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl D
         5.490%, 04/06/12                              150,000           113,826
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-BG, Cl A4
         5.210%, 09/06/13                            4,445,140         3,619,279
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-RM, Cl A3
         5.530%, 01/06/14                              200,000           161,113
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A3
         5.190%, 11/06/11                              370,732           365,836
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-CM, Cl A4A
         5.550%, 04/07/14                            1,000,000           731,527
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-DF, Cl A4A
         5.560%, 06/06/14                              125,000           105,898
   AmeriCredit Automobile Receivables
      Trust, Ser 2008-AF, Cl A4
         6.960%, 10/14/14                            2,000,000         1,727,549
   AmeriCredit Prime Automobile
      Receivable, Ser 2007-2M, Cl A4A
         5.350%, 03/08/16                              543,000           408,560
   BMW Vehicle Owner Trust, Ser 2006-
      A, Cl B
         5.190%, 06/25/13                            5,150,000         4,415,664
   Capital Auto Receivables Asset Trust,
      Ser 2007-SN1, Cl D
         6.050%, 01/17/12                            1,950,000         1,140,702
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
         0.461%, 12/15/12 (B)                        1,548,487         1,413,419
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A4
         5.230%, 07/15/14                            2,000,000         1,510,675
   Capital One Prime Auto Receivables
      Trust, Cl B
         5.680%, 06/15/14                            1,128,000           697,201
         5.130%, 01/15/13                            1,185,000         1,012,123
   Capital One Prime Auto Receivables
      Trust, Ser 2005-1, Cl B
         4.580%, 08/15/12                              375,000           337,710
   Capital One Prime Auto Receivables
      Trust, Ser 2006-2, Cl B
         5.050%, 06/15/13                           18,538,000        12,083,002
   Capital One Prime Auto Receivables
      Trust, Ser 2007-1, Cl B1
         5.760%, 12/15/13                            3,000,000         2,371,256
   Carmax Auto Owner Trust, Ser 2008-1,
      Cl A4A
         4.790%, 02/15/13                            2,000,000         1,879,156
   CPS Auto Trust, Cl A4
         5.600%, 01/15/14 (C)                        1,325,000         1,114,127
   CPS Auto Trust, Cl 1A4
         5.330%, 11/15/12 (C)                        1,661,532         1,544,080
   Drive Auto Receivables Trust, Ser 2006-
      2, Cl A3
         5.330%, 04/15/14 (C)                          947,685           884,931

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
   Ford Credit Auto Owner Trust,
      Ser 2007-A, Cl A4A
         5.470%, 06/15/12                         $    427,000   $       428,410
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl C
         5.540%, 04/15/15                            5,595,000         2,594,808
   Harley-Davidson Motorcycle Trust,
      Ser 2007-2, Cl B
         5.230%, 03/15/14                            1,000,000           643,214
   Household Automotive Trust, Ser 2007-
      1, Cl A4
         5.330%, 11/17/13                            3,000,000         2,941,579
   Merrill Auto Trust Securitization,
      Ser 2007-1, Cl C
         5.960%, 12/15/13                            1,846,738         1,590,021
   Santander Drive Auto Receivables Trust,
      Ser 2007-1, Cl A4
         0.501%, 09/15/14 (B)                        1,000,000           737,526
   Santander Drive Auto Receivables Trust,
      Ser 2007-1, Cl A3
         5.050%, 09/15/11                               93,064            92,466
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A4
         5.310%, 05/13/13                            3,873,000         3,343,854
   USAA Auto Owner Trust, Ser 2006-2,
      Cl B
         5.620%, 01/15/13                            1,140,000           917,547
   Wachovia Auto Loan Owner Trust 2006-
      1, Ser 2007-1, Cl C
         5.450%, 10/22/12                            2,000,000         1,303,418
   Wachovia Auto Loan Owner Trust,
      Ser 2006-1, Cl C
         5.220%, 11/20/12 (C)                          187,000           145,136
   Wachovia Auto Owner Trust, Cl A4
         5.380%, 03/20/13                            1,879,330         1,892,331
                                                                 ---------------
                                                                      55,191,516
                                                                 ---------------
CREDIT CARDS -- 5.1%
   Bank of America Credit Card Trust,
      Ser 2007-A1, Cl A1
         5.170%, 06/15/19                            5,000,000         4,672,350
   Cabela's Master Credit Card Trust,
      Ser 2008-1A, Cl B1
         5.240%, 12/16/13 (C)                        1,000,000           711,093
   Capital One Multi-Asset Execution
      Trust, Ser 2003-C4, Cl C4
         6.000%, 08/15/13                            1,000,000           795,031
   Capital One Multi-Asset Execution
      Trust, Ser 2008-A3, Cl A3
         5.050%, 02/15/16                            1,000,000           985,666
   Citibank Credit Card Issuance Trust,
      Ser 2005-A9, Cl A9
         5.100%, 11/20/17                            3,000,000         2,818,439
   Citibank Credit Card Issuance Trust,
      Ser 2007-A6, Cl A6
         1.129%, 07/12/12 (B)                          675,000           658,418
   Citibank Credit Card Issuance Trust,
      Ser 2008-A1, Cl A1
         5.350%, 02/07/20                            1,000,000           914,310
   MBNA Credit Card Master Note Trust,
      Ser 2002-C1, Cl C1
         6.800%, 07/15/14                            1,750,000         1,333,210
                                                                 ---------------
                                                                      12,888,517
                                                                 ---------------
OTHER ASSET-BACKED SECURITIES -- 1.3%
   CIT Equipment Collateral, Ser 2006-
      VT2, Cl D
         5.460%, 04/20/14                              340,052           297,206

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
   CIT Equipment Collateral, Ser 2006-
      VT2, Cl C
         5.290%, 04/20/14                         $    260,290   $       237,504
   CIT Equipment Collateral, Ser 2006-
      VT2, Cl A4
         5.050%, 04/20/14                            1,600,000         1,591,194
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl B
         1.001%, 06/15/13 (B)                          820,000           296,143
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl A
         0.701%, 06/15/13 (B)                        1,000,000           698,964
                                                                 ---------------
                                                                       3,121,011
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $76,783,839)                                                 71,201,044
                                                                 ---------------
CORPORATE OBLIGATIONS -- 26.4%
CONSUMER DISCRETIONARY -- 5.4%
   AutoZone
         7.125%, 08/01/18                            2,000,000         1,947,732
   Best Buy
         6.750%, 07/15/13                            3,000,000         2,963,124
   CBS
         7.700%, 07/30/10                            3,000,000         3,063,483
   Mattel
         5.625%, 03/15/13                            3,000,000         2,758,653
   Yum! Brands
         6.250%, 04/15/16                            3,000,000         2,800,632
                                                                 ---------------
                                                                      13,533,624
                                                                 ---------------
CONSUMER STAPLES -- 2.2%
   Clorox
         5.000%, 03/01/13                            3,000,000         3,075,345
   Dr Pepper Snapple Group
         6.120%, 05/01/13                            2,500,000         2,498,230
                                                                 ---------------
                                                                       5,573,575
                                                                 ---------------
ENERGY -- 3.1%
   General Electric Capital
         5.250%, 10/19/12                            1,200,000         1,197,623
   Merrill Lynch
   6.050%, 08/15/12                                  2,000,000         1,839,566
   Premcor Refining Group
         6.750%, 02/01/11                            2,000,000         2,019,090
   Suncor Energy
         6.100%, 06/01/18                            3,000,000         2,668,227
                                                                 ---------------
                                                                       7,724,506
                                                                 ---------------
FINANCIALS -- 11.2%
   American Express Credit MTN
         7.300%, 08/20/13                            3,000,000         3,005,412
   Capital One Financial MTN
         5.700%, 09/15/11                            5,000,000         4,777,115
   Citigroup
         5.625%, 08/27/12                            5,000,000         3,856,615
   Genworth Global Funding Trust MTN
         5.200%, 10/08/10                            3,000,000         2,704,830
   JPMorgan Chase
         6.300%, 04/23/19                            3,000,000         2,952,129
   Keycorp MTN
         6.500%, 05/14/13                            5,000,000         4,750,635
   Lehman Brothers Holdings MTN(D)
         5.750%, 05/17/13                            1,000,000           142,500
   Morgan Stanley MTN(B)
         3.006%, 08/14/09                            4,000,000         3,905,204
   SLM MTN(B)
         1.520%, 03/15/11                            2,500,000         1,862,005

                                                   Face Amount
Description                                          /Shares       Market Value
-----------                                       ------------   ---------------
   Sovereign Bancorp
         4.800%, 09/01/10                         $    250,000   $       235,903
                                                                 ---------------
                                                                      28,192,348
                                                                 ---------------
INDUSTRIALS -- 2.1%
   FedEx
         7.375%, 01/15/14                            2,000,000         2,175,458
   Macy's Retail Holdings
         7.450%, 09/15/11                            1,187,000         1,128,444
   Southwest Airlines
         6.500%, 03/01/12                            2,000,000         1,923,104
                                                                 ---------------
                                                                       5,227,006
                                                                 ---------------
MATERIALS -- 1.6%
   Alcoa
         6.500%, 06/01/11                            2,500,000         2,463,090
   United States Steel
         5.650%, 06/01/13                            2,000,000         1,605,968
                                                                 ---------------
                                                                       4,069,058
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 0.8%
   Verizon Communications
         5.500%, 02/15/18                            2,000,000         1,982,816
                                                                 ---------------
Total Corporate Obligations
   (Cost $67,540,662)                                                 66,302,933
                                                                 ---------------
MUNICIPAL BONDS -- 2.2%
   Jefferson County, Ser A, GO
      Callable 06/12/09 @ 100
         7.700%, 05/15/16                            1,575,000         1,581,284
   Richardson, Ser B, GO, FGIC
      Callable 02/15/10 @ 100
         7.700%, 02/15/15                            1,000,000         1,024,010
   Trinity, River Authority, Huntsville
      Regional Water Project, RB, AMBAC
      Callable 08/01/10 @ 100
         6.500%, 08/01/15                            2,805,000         2,852,629
                                                                 ---------------
Total Municipal Bonds
   (Cost $5,418,402)                                                   5,457,923
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 1.1%
   HUD
      6.980%, 08/01/14                               2,690,000         2,719,690
                                                                 ---------------
Total U.S. Government Agency Obligation
   (Cost $2,690,000)                                                   2,719,690
                                                                 ---------------
CASH EQUIVALENT* -- 7.5%
   AIM STIT-Government & Agency
      Portfolio, 0.050%                             18,765,816        18,765,816
                                                                 ---------------
Total Cash Equivalent
   (Cost $18,765,816)                                                 18,765,816
                                                                 ---------------
Total Investments -- 102.3%
   (Cost $272,728,664) +                                         $   256,368,935
                                                                 ===============

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

     PERCENTAGES ARE BASED ON NET ASSETS OF $250,609,284.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

(A) SECURITY IS FAIR VALUED USING METHODS DETERMINED UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SECURITIES AS OF APRIL 30, 2009 WAS $18,704,714 AND REPRESENTS 7.5% OF NET ASSETS.

(B) VARIABLE RATE SECURITY - THE RATE REPORTED IS THE RATE IN EFFECT AS OF APRIL 30, 2009.

(C) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

(D)  SECURITY IN DEFAULT ON INTEREST PAYMENTS.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL    -- CLASS
FGIC  -- FEDERAL GUARANTY INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    -- GENERAL OBLIGATION
HUD   -- DEPARTMENT OF HOUSING & URBAN DEVELOPMENT
MTN   -- MEDIUM TERM NOTE
RB    -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   -- SERIES

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $272,728,664, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,732,055 AND $(22,091,784), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0300

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
MUNICIPAL BONDS -- 98.2%
ALASKA -- 1.6%
   Alaska State, Municipal Bond Bank
      Authority, Ser A, RB, AMBAC
         4.000%, 02/01/12                         $  1,000,000   $     1,055,220
   Anchorage, Ser D, GO, MBIA
      Callable 06/01/15 @ 100
         5.000%, 06/01/18                            1,000,000         1,092,830
                                                                 ---------------
                                                                       2,148,050
                                                                 ---------------
ARIZONA -- 0.6%
   Pima County, GO, FSA
         4.000%, 07/01/11                              800,000           842,776
                                                                 ---------------
CALIFORNIA -- 2.6%
   California State, GO
      Callable 04/01/19 @ 100
         6.000%, 04/01/35                            1,000,000         1,035,420
   California State, GO, MBIA
         4.000%, 09/01/15                            1,000,000         1,036,720
   San Francisco City & County, Unified
      School District, Proposed A Election
      2003, Ser C, GO, MBIA
      Callable 06/15/16 @ 100
         4.000%, 06/15/18                            1,500,000         1,538,250
                                                                 ---------------
                                                                       3,610,390
                                                                 ---------------
COLORADO -- 2.7%
   Adams County, School District No. 14,
      GO, FSA
      Callable 12/01/16 @ 100
         5.125%, 12/01/31                            1,000,000         1,029,350
   Denver City & County, Board of Water
      Commission, Ser A, RB, FSA
      Callable 06/01/13 @ 100
         4.750%, 12/01/17                            1,570,000         1,665,268
   Highlands Ranch, Metropolitan District
      No. 2, GO, FGIC
      Callable 06/15/15 @ 100
         4.100%, 06/15/18                            1,000,000         1,037,740
                                                                 ---------------
                                                                       3,732,358
                                                                 ---------------
CONNECTICUT -- 0.9%
   University of Connecticut, Ser A, GO (A)
      Pre-Refunded @ 101
         4.500%, 04/01/15                            1,200,000         1,291,320
                                                                 ---------------
DELAWARE -- 0.8%
   Delaware State, Ser C, GO
      Callable 07/01/11 @ 100
         4.250%, 07/01/16                            1,050,000         1,091,443
                                                                 ---------------
DISTRICT OF COLUMBIA -- 1.1%
   District of Columbia, Ser A, GO, FGIC
      Callable 06/01/17 @ 100
         4.750%, 06/01/31                            1,750,000         1,528,188
                                                                 ---------------
FLORIDA -- 0.8%
   Florida State, Hurricane Catastrophe
      Fund, Ser A, RB
         5.000%, 07/01/12                            1,000,000         1,024,550
                                                                 ---------------
GEORGIA -- 1.6%
   De Kalb County, Special Transportation,
      Parks & Greenspace Project, GO
      Callable 12/01/15 @ 100
         5.000%, 12/01/18                            1,000,000         1,129,930

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
   Georgia State, Ser D, GO
      Callable 12/01/13 @ 100
         4.000%, 12/01/14                         $  1,000,000   $     1,093,370
                                                                 ---------------
                                                                       2,223,300
                                                                 ---------------
ILLINOIS -- 0.8%
   Illinois State, GO
         5.000%, 01/01/12                            1,000,000         1,074,230
                                                                 ---------------
INDIANA -- 0.9%
   Fairfield, School Building, RB, FGIC
      Callable 01/15/14 @ 100
         5.000%, 07/15/17                            1,115,000         1,206,843
                                                                 ---------------
IOWA -- 1.9%
   Cedar Rapids, Ser A, GO
      Callable 06/01/15 @ 100
         4.000%, 06/01/19                            1,200,000         1,251,228
   Scott County, Public Safety Authority,
      Unlimited Tax Lease Project, RB,
      MBIA
         4.000%, 06/01/12                            1,200,000         1,288,236
                                                                 ---------------
                                                                       2,539,464
                                                                 ---------------
KENTUCKY -- 1.5%
   Louisville & Jefferson County,
      Metropolitan Sewer District, Ser A,
      RB, FGIC
      Callable 06/12/09 @ 100
         5.000%, 05/15/10                            1,000,000         1,016,990
   Louisville, Waterworks Board, RB, FSA
      Callable 11/15/10 @ 100
         5.000%, 11/15/13                            1,000,000         1,046,610
                                                                 ---------------
                                                                       2,063,600
                                                                 ---------------
LOUISIANA -- 1.5%
   Louisiana State, Ser A, GO, FGIC
      Callable 05/15/11 @ 100
         4.625%, 05/15/13                            1,000,000         1,044,180
   St. Tammany, Parishwide School District
      No. 12, GO, MBIA
      Callable 03/01/15 @ 100
         4.000%, 03/01/16                            1,000,000         1,060,160
                                                                 ---------------
                                                                       2,104,340
                                                                 ---------------
MARYLAND -- 2.4%
   Annapolis, Public Improvement Project,
      GO
         4.250%, 04/01/12                            1,100,000         1,189,925
   Anne Arundel County, Water & Sewer
      Authority, Consolidated Water &
      Sewer Project, GO
      Callable 04/01/18 @ 100
         4.700%, 04/01/36                            1,000,000         1,009,380
   Maryland State, Ser A, GO
      Callable 03/01/17 @ 100
         4.000%, 03/01/23                            1,000,000         1,033,220
                                                                 ---------------
                                                                       3,232,525
                                                                 ---------------
MASSACHUSETTS -- 1.6%
   Boston, Ser A, GO, MBIA
      Callable 02/01/13 @ 100
         5.000%, 02/01/16                            1,000,000         1,081,600
   Massachusetts State, Ser A, GO (A)
      Pre-Refunded @ 100
         5.000%, 08/01/16                            1,000,000         1,135,680
                                                                 ---------------
                                                                       2,217,280
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
MICHIGAN -- 1.6%
   Howell, Public Schools, School Building
      & Site Project, GO
      Callable 11/01/13 @ 100
         5.000%, 05/01/17                         $  1,000,000   $     1,069,960
   Waterford, School District, GO, MBIA
         4.000%, 05/01/12                            1,000,000         1,072,800
                                                                 ---------------
                                                                       2,142,760
                                                                 ---------------
MISSISSIPPI -- 0.9%
   Rankin County, Development Bank,
      Public Improvement Project, RB,
      AMBAC
         3.500%, 07/01/14                            1,150,000         1,224,785
                                                                 ---------------
NEVADA -- 3.2%
   Clark County, School District, Ser A, GO,
      FSA
      Callable 06/15/14 @ 100
         4.000%, 06/15/17                            1,000,000         1,012,890
   Las Vegas, Sewer Authority, Ser A, GO,
      FGIC
         4.000%, 04/01/12                            1,310,000         1,403,141
   Nevada State, Capital Improvement &
      Cultural Affairs Project, Ser A, GO
         5.000%, 03/01/10                            1,000,000         1,036,110
   Nevada State, Natural Resources Project,
      Ser B, GO
      Callable 03/01/12 @ 100
         5.000%, 03/01/14                              900,000           952,326
                                                                 ---------------
                                                                       4,404,467
                                                                 ---------------
NEW JERSEY -- 0.4%
   Atlantic County, GO
         3.375%, 01/15/15                              565,000           596,922
                                                                 ---------------
NEW MEXICO -- 0.2%
   Bernalillo County, Ser A, GO
      Callable 08/01/17 @ 100
         4.000%, 08/01/19                              300,000           319,713
                                                                 ---------------
NEW YORK -- 4.2%
   New York City, Ser G, GO
         5.000%, 08/01/13                            1,000,000         1,091,080
   New York City, Ser P, GO, MBIA
      Callable 08/01/15 @ 100
         5.000%, 08/01/18                            1,000,000         1,055,800
   New York State, Dormitory Authority,
      Education Project, Ser D, RB
         4.000%, 03/15/16                            1,000,000         1,070,540
   New York State, Thruway Authority,
      Ser H, RB, MBIA
         4.000%, 01/01/18                            1,000,000         1,019,780
   Suffolk County, Public Improvement
      Project, Ser B, GO, MBIA
      Callable 11/01/15 @ 100
         4.375%, 11/01/18                            1,400,000         1,501,640
                                                                 ---------------
                                                                       5,738,840
                                                                 ---------------
NORTH CAROLINA -- 0.8%
   Mecklenburg County, Public
      Improvement Project, Ser A, GO (A)
      Pre-Refunded @ 100
         4.000%, 02/01/14                            1,000,000         1,091,700
                                                                 ---------------

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
OHIO -- 1.6%
   Ohio State, Common Schools Project,
      Ser A, GO
         5.000%, 09/15/12                         $  2,000,000   $     2,218,840
                                                                 ---------------
OKLAHOMA -- 3.8%
   Central Oklahoma, Transportation &
      Parking Authority, Parking System
      Project, RB, AMBAC
      Callable 07/01/13 @ 100
         5.000%, 07/01/16                            1,035,000         1,113,588
   Oklahoma City, Water Utilities Trust,
      Ser B, RB
      Callable 07/01/09 @ 100
         4.400%, 07/01/10                            1,000,000         1,004,590
   Oklahoma State, Ser A, GO, FGIC
         5.000%, 07/15/10                            2,000,000         2,098,900
   Tulsa County, Independent School
      District No. 9, Combined Purpose
      Project, GO
         4.000%, 04/01/11                            1,000,000         1,050,260
                                                                 ---------------
                                                                       5,267,338
                                                                 ---------------
OREGON -- 0.7%
   Oregon State, Board of Higher Education
      Project, Ser B, GO
      Callable 08/01/17 @ 100
         4.500%, 08/01/32                            1,000,000           970,460
                                                                 ---------------
TENNESSEE -- 2.9%
   Montgomery County, GO, FGIC
      Callable 05/01/14 @ 102
         4.750%, 05/01/16                            2,000,000         2,203,380
   Shelby County, Public Improvement &
      Schools Project, Ser A, GO, FSA
         5.000%, 03/01/11                            1,675,000         1,795,968
                                                                 ---------------
                                                                       3,999,348
                                                                 ---------------
TEXAS -- 43.9%
   Alvin, Community College District, GO,
      MBIA
      Callable 02/15/15 @ 100
         4.000%, 02/15/16                              575,000           608,718
   Austin, Public Improvement Project, GO,
      FGIC
      Callable 09/01/13 @ 100
         4.250%, 09/01/17                            1,000,000         1,053,600
   Austin, Public Improvement Project,
      Ser 2005, GO, MBIA
      Callable 03/01/15 @ 100
         5.000%, 09/01/16                              500,000           567,610
   Austin, Water & Wastewater Authority,
      Ser A, RB, AMBAC
         5.000%, 11/15/19                            1,000,000         1,147,270
   Bastrop, Independent School District, GO,
      PSF
      Callable 02/15/17 @ 100
         5.250%, 02/15/32                              500,000           519,685
   Beaumont, Independent School District,
      School Building Project, GO, PSF
      Callable 02/15/17 @ 100
         5.000%, 02/15/33                              500,000           510,295
   Carrollton, Farmers Branch Independent
      School District, GO, PSF
      Callable 02/15/14 @ 100
         5.000%, 02/15/17                            1,000,000         1,102,410

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
   City of Arlington
      Callable 02/15/19 @ 100
         5.000%, 08/15/28                         $    250,000   $       236,372
   College Station, GO
      Callable 02/15/18 @ 100
         4.000%, 02/15/19                            1,000,000         1,054,490
   Cypress-Fairbanks, Independent School
      District, GO, PSF(B)
      Callable 08/15/10 @ 100
         5.000%, 02/15/19                              750,000           774,990
   Dallas County, GO
         5.000%, 08/15/12                            1,000,000         1,113,220
   Dallas, Area Rapid Transit, Ser Senior
      Lien, RB, FGIC
      Callable 12/01/12 @ 100
         5.000%, 12/01/14                            1,000,000         1,094,230
   Dallas, GO
      Callable 02/15/18 @ 200
         5.000%, 02/15/25                            1,000,000         1,056,660
         4.500%, 02/15/16                            1,000,000         1,069,030
   Denton Independent School District, GO
      Callable 08/15/19 @ 100
         5.000%, 08/15/27                            1,000,000         1,021,710
   Denton, GO, AMBAC
         4.500%, 02/15/13                              805,000           882,473
   El Paso, GO
      Callable 08/15/19 @ 100
         5.500%, 08/15/34                            1,000,000         1,031,600
   El Paso, Water & Sewer Authority, RB,
      MBIA
         5.000%, 03/01/11                            1,000,000         1,069,020
   Forney, Independent School District, GO,
      PSF
      Callable 08/15/17 @ 100
         5.000%, 08/15/38                            1,000,000         1,021,680
   Fort Bend County Municipal Utility
      District No. 25, GO, Assured
      Guarantee
      Callable 10/01/16 @ 100
         5.600%, 10/01/36                            1,000,000           998,550
   Fort Bend, GO, MBIA
      Callable 03/01/17 @ 100
         4.750%, 03/01/31                              500,000           493,280
   Fort Worth, Water & Sewer Authority,
      RB
   Callable 02/15/10 @ 100
         5.000%, 02/15/11                            1,000,000         1,027,890
   Frisco, Independent School District,
      School Building Project, Ser A, GO,
      PSF
   Callable 08/15/17 @ 100
         5.000%, 08/15/27                              500,000           524,130
   Galveston, Criminal Justice Authority,
      Ser A, GO, AMBAC (A)
      Pre-Refunded @ 100
         5.250%, 02/01/16                            1,000,000         1,113,810
   Grand Prairie, Independent School
      District, Ser A, GO, PSF
      Callable 02/15/17 @ 100
         5.000%, 02/15/32                            1,000,000         1,019,940
   Hidalgo County, GO, AMBAC (A)
      Pre-Refunded @ 100
         5.150%, 08/15/11                            2,070,000         2,164,682
   Hurst, Waterworks and Sewer Authority,
      GO
      Callable 08/15/18 @ 100
         5.000%, 08/15/36                            1,000,000         1,002,870

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
   Irving, Hotel Occupancy Project, GO
      Callable 02/15/19 @ 100
         5.000%, 08/15/39                         $  1,000,000   $     1,012,270
   Irving, Independent School District,
      School Building Project, GO, PSF
      Callable 02/15/17 @ 100
         5.000%, 02/15/28                              500,000           521,890
   La Vernia, Higher Education Finance
      Authority, Southwest Winners
      Foundation, Ser A, RB, ACA
      Callable 02/15/15 @ 100
         5.000%, 02/15/31                              250,000           154,200
   Lower Colorado, River Authority, RB,
      AMBAC
      Callable 05/15/11 @ 100
         5.000%, 05/15/17                            1,000,000         1,030,490
   Lubbock, GO, MBIA
      Callable 02/15/14 @ 100
         5.000%, 02/15/16                            1,000,000         1,098,170
   Lubbock, Waterworks Authority,
      Waterworks System Surplus Project,
      GO, FSA
         5.000%, 02/15/13                            1,000,000         1,112,460
   Mansfield, Waterworks & Sewer
      Authority, GO, MBIA
      Callable 02/15/12 @ 100
         4.300%, 02/15/19                              125,000           128,053
   North Texas, Tollway Authority, RB
      Callable 01/01/18 @ 100
         5.750%, 01/01/33                            1,000,000           942,090
   Nueces County, GO, AMBAC
      Callable 02/15/14 @ 100
         5.000%, 02/15/15                            1,000,000         1,111,410
   Pharr/San Juan/Alamo, Independent
      School District Texas, GO, PSF
      Callable 02/01/18 @ 100
         5.000%, 02/01/33                            1,000,000         1,019,070
   Plano, GO
         5.000%, 09/01/10                            1,505,000         1,588,166
   Plano, Independent School District, GO,
      PSF
      Callable 08/15/10 @ 100
         4.875%, 02/15/11                            1,000,000         1,045,920
   Plano, Refunding & Improvement Project,
      GO
      Callable 09/01/15 @ 100
         4.100%, 09/01/19                            1,000,000         1,044,700
   Pleasant Grove, Independent School
      District, GO, PSF
      Callable 02/15/17 @ 100
         5.250%, 02/15/32                            1,000,000         1,042,690
   Port Arthur Independent School District,
      GO, Assured Guarantee
      Callable 02/15/19 @ 100
         4.750%, 02/15/39                            1,000,000           945,160
   Red River, Educational Finance
      Authority, Hockaday School Project,
      RB
      Callable 05/15/15 @ 100
         4.000%, 05/15/16                            1,000,000         1,039,080
   Rio Grande Valley Health Facilities
      Development, RB
      Callable 06/12/09 @ 100
         6.400%, 08/01/18                            1,000,000           985,510

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
   Round Rock, Independent School District,
      School Building Project, GO
      Callable 08/01/18 @ 100
         5.000%, 08/01/28                         $  1,000,000   $     1,029,000
   Royal, Independent School District,
      School Building Project, GO, PSF
      Callable 02/15/17 @ 100
         4.500%, 02/15/28                              400,000           398,468
   San Angelo Independent School District,
      School Building Project, Ser A, GO,
      Assured Guarantee
      Callable 02/15/19 @ 100
         5.250%, 02/15/34                            1,000,000         1,019,850
   San Antonio, Electric & Gas Authority,
      RB
      Callable 02/01/15 @ 100
         5.000%, 02/01/18                            1,000,000         1,089,260
   San Antonio, Hotel Occupancy Project,
      Sub-Ser, RB, FSA
      Callable 08/15/13 @ 100
         4.500%, 08/15/24                            1,000,000         1,000,320
   San Antonio, Water Systems Authority,
      RB
      Callable 11/15/18 @ 100
         5.375%, 05/15/39                              500,000           518,285
   San Benito, Consolidated Independent
      School District, GO, PSF
      Callable 02/15/18 @ 100
         5.000%, 02/15/33                            1,000,000         1,019,140
   San Marcos, Tax & Toll Authority, GO,
      FSA
      Callable 08/15/17 @ 100
         5.125%, 08/15/28                              500,000           523,830
   Spring Branch, Independent School
      District, GO, PSF
      Callable 02/01/17 @ 100
         5.250%, 02/01/38                            1,000,000         1,036,580
   Spring, Independent School District, GO,
      PSF
      Callable 02/15/14 @ 100
         5.000%, 02/15/17                            1,000,000         1,100,050
   Spring, Independent School District,
      Schoolhouse Project, GO, FGIC
      Callable 08/15/14 @ 100
         4.000%, 08/15/15                            1,400,000         1,483,258
   Texas A&M University, Ser B, RB
      Callable 07/01/25 @ 100
         5.000%, 07/01/34                            1,000,000         1,027,920
   Tyler, Independent School District, GO
      Callable 02/15/18 @ 100
         5.000%, 02/15/27                              500,000           513,185
   University of North Texas, Financing
      System Project, RB
      Callable 04/15/18 @ 100
         5.000%, 04/15/28                              500,000           510,470
   Waco Health Facilities Development,
      Hillcrest Health Project, Ser A, RB,
      Callable 08/01/16 @ 100
         5.000%, 02/01/18                            1,000,000           969,930
   Waller, Independent School District,
      School Building Project, GO, PSF
      Callable 02/15/18 @ 100
         5.500%, 02/15/33                            1,000,000         1,065,810
   Webster, Economic Development Sales
      Tax Authority, Refunding &
      Improvement Project, RB, FSA
         4.125%, 09/15/13                            1,075,000         1,183,156

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
   West Harris County, Regional Water
      Authority, RB, AMBAC
         4.500%, 12/15/13                         $  1,315,000   $     1,467,093
   Wylie, GO
      Callable 02/15/18 @ 100
         5.000%, 02/15/28                            1,000,000         1,012,690
   Ysleta, Independent School District,
      School Building Project, GO, PSF
         5.000%, 08/15/14                            1,000,000         1,142,520
                                                                 ---------------
                                                                      60,212,359
                                                                 ---------------
UTAH -- 3.3%
   Jordan, School District, Ser A, GO,
      School Building Guarantee Program
      Callable 12/15/13 @ 100
         4.000%, 06/15/16                            1,000,000         1,064,030
   Salt Lake City, School District, GO,
      School Building Guarantee Program
      Callable 03/01/15 @ 100
         4.000%, 03/01/17                            1,000,000         1,071,250
   Utah State, Building Ownership
      Authority, State Facilities Master Lease
      Program, Ser A, RB
      Callable 05/15/14 @ 100
         5.000%, 05/15/18                            1,000,000         1,064,800
   Washington County, School District, GO,
      School Building Guarantee Program
         4.000%, 03/01/14                            1,225,000         1,340,015
                                                                 ---------------
                                                                       4,540,095
                                                                 ---------------
VERMONT -- 0.8%
   Vermont State, Ser A, GO
      Callable 08/01/12 @ 100
         4.250%, 08/01/16                            1,000,000         1,054,410
                                                                 ---------------
VIRGINIA -- 1.8%
   Alexandria, Ser B, GO
         4.000%, 06/15/14                            1,000,000         1,104,380
   Fairfax County, GO(A)
      Pre-Refunded @ 101
         4.125%, 06/01/12                            1,270,000         1,332,789
                                                                 ---------------
                                                                       2,437,169
                                                                 ---------------
WASHINGTON -- 3.2%
   King County, Renton School District No.
      403, GO, FSA
      Callable 12/01/13 @ 100
         4.125%, 12/01/16                            1,000,000         1,057,800
   King County, Sewer Authority, Ser B,
      RB, MBIA
      Callable 01/01/14 @ 100
         5.000%, 01/01/15                            1,090,000         1,208,014
   Washington State, Ser R-03-A, GO,
      MBIA
      Callable 01/01/12 @ 100
         4.500%, 01/01/13                            1,000,000         1,069,150
   Washington State, Ser R-C, GO, MBIA
      Callable 01/01/14 @ 100
         4.500%, 01/01/17                            1,000,000         1,071,880
                                                                 ---------------
                                                                       4,406,844
                                                                 ---------------
WISCONSIN -- 1.6%
   Wisconsin State, Ser 2, GO, MBIA
      Callable 05/01/14 @ 100
         5.000%, 05/01/17                            1,000,000         1,093,480

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

                                                   Face Amount
Description                                          /Shares       Market Value
-----------                                       ------------   ---------------
   Wisconsin State, Ser B, GO, AMBAC(A)
      Pre-Refunded @ 100
         5.000%, 05/01/16                         $  1,000,000   $     1,069,760
                                                                 ---------------
                                                                       2,163,240
                                                                 ---------------
Total Municipal Bonds
   (Cost $129,461,097)                                               134,719,947
                                                                 ---------------
CASH EQUIVALENT* -- 2.3%
   AIM Tax Free Income Fund, 0.203%                  3,207,239         3,207,239
                                                                 ---------------
Total Cash Equivalents
   (Cost $3,207,239)                                                   3,207,239
                                                                 ---------------
Total Investments -- 100.5%
   (Cost $132,668,336) +                                         $   137,927,186
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $137,193,138.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

(A)  PRE-REFUNDED SECURITIES - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(B) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON APRIL 30, 2009. THE DEMAND AND INTEREST RATE RESET FEATURE GIVES THIS SECURITY A SHORTER EFFECTIVE MATURITY DATE.

ACA   -- AMERICAN CAPITAL ACCESS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC  -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA   -- FINANCIAL SECURITY ASSISTANCE
GO    -- GENERAL OBLIGATION
MBIA  -- MUNICIPAL BOND INVESTORS ASSOCIATION
PSF   -- PUBLIC SCHOOL FOUNDATION
RB    -- REVENUE BOND
SER   -- SERIES

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $132,668,336 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,671,253 AND $(412,403), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0300

THE ADVISORS' INNER CIRCLE FUND II                            FROST LOW DURATION
SCHEDULE OF INVESTMENTS                                      MUNICIPAL BOND FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
MUNICIPAL BONDS -- 83.3%
ALABAMA -- 1.6%
   Jefferson County, Capital Improvement &
      Refunding Project, Ser A, GO, MBIA
         5.000%, 04/01/10                         $    955,000   $       918,309
                                                                 ---------------
ALASKA -- 1.9%
   Juneau City & Borough, Ser A, GO, FSA
         4.000%, 06/01/12                            1,000,000         1,062,060
                                                                 ---------------
ARIZONA -- 2.8%
   Arizona State Board of Regents, Ser B, RB
         4.000%, 06/01/09                              500,000           501,205
   Maricopa County, School District No. 69-
      Paradise Valley, Ser D, GO, FGIC
         7.625%, 07/01/10                            1,000,000         1,077,000
                                                                 ---------------
                                                                       1,578,205
                                                                 ---------------
ARKANSAS -- 2.0%
   Arkansas State, GO
      Callable 08/01/12 @ 100
         5.000%, 08/01/13                            1,000,000         1,104,210
                                                                 ---------------
DELAWARE -- 1.0%
   Delaware State, Ser A, GO
         4.500%, 08/01/09                              575,000           580,646
                                                                 ---------------
FLORIDA -- 0.6%
   Florida State, Hurricane Catastrophe
      Authority, Ser A, RB
         4.000%, 07/01/10                              325,000           328,582
                                                                 ---------------
GEORGIA -- 1.0%
   Georgia State, Ser D, GO
         4.000%, 08/01/12                              500,000           542,510
                                                                 ---------------
HAWAII -- 0.6%
   Honolulu City & County, Water Authority,
      Ser B, RB, MBIA
         4.000%, 07/01/12                              305,000           328,607
                                                                 ---------------
ILLINOIS -- 0.2%
   Cook County, School District No. 85, GO,
      MBIA
         4.800%, 12/01/11                              125,000           125,015
                                                                 ---------------
INDIANA -- 0.2%
   Mount Vernon of Posey County, RB,
      AMBAC
         4.000%, 01/15/13                              100,000           107,679
                                                                 ---------------
IOWA -- 2.6%
   Des Moines, Ser D, GO
         3.250%, 06/01/13                              500,000           533,210
   Linn-Mar Community School District, RB
         5.000%, 07/01/09                              950,000           956,289
                                                                 ---------------
                                                                       1,489,499
                                                                 ---------------
MAINE -- 0.8%
   Maine State, GO
         5.000%, 06/15/09                              430,000           432,129
                                                                 ---------------

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
MARYLAND -- 1.0%
   Frederick County, GO
         3.750%, 06/01/13                         $    500,000   $       541,595
                                                                 ---------------
MASSACHUSETTS -- 2.6%
   Nantucket Regional Transit Authority, RB
         3.500%, 06/26/09                              950,000           952,755
   Westford, GO, AMBAC
         3.000%, 06/01/09                              500,000           500,815
                                                                 ---------------
                                                                       1,453,570
                                                                 ---------------
MISSISSIPPI -- 1.8%
   Mississippi State, Lease Authority, Ser B,
      COP
         3.000%, 10/15/09                            1,000,000         1,009,600
                                                                 ---------------
NEW JERSEY -- 1.9%
   Camden County, Improvement Authority,
      Guarantee Loan Capital Program, RB
         3.800%, 01/15/15                            1,000,000         1,049,580
                                                                 ---------------
NEW MEXICO -- 0.4%
   New Mexico State, Finance Authority, Sub
      Lien Public Project, Ser C, RB, MBIA
         4.250%, 06/15/09                              125,000           125,495
         4.250%, 06/15/10                               75,000            77,924
                                                                 ---------------
                                                                         203,419
                                                                 ---------------
NEW YORK -- 2.4%
   New York City, Ser G, GO
         5.000%, 08/01/11                            1,000,000         1,062,390
   New York State, Tollway Authority, Ser H,
      RB, MBIA
         4.000%, 01/01/11                              300,000           311,463
                                                                 ---------------
                                                                       1,373,853
                                                                 ---------------
OHIO -- 2.1%
   Ohio State, Highway Capital
      Improvements Authority, Ser H, GO
      Callable 05/01/12 @ 102
         5.000%, 05/01/13                            1,000,000         1,109,610
   Ohio State, Major New State Infrastructure
      Project, RB
         5.000%, 06/15/10                              100,000           104,785
                                                                 ---------------
                                                                       1,214,395
                                                                 ---------------
OKLAHOMA -- 1.9%
   Tulsa County, Independent School District,
      GO
         3.500%, 06/01/13                            1,000,000         1,069,300
                                                                 ---------------
OREGON -- 0.5%
   Oregon State, Department of
      Administrative Services, Ser B, COP,
      FSA
         4.000%, 11/01/12                              250,000           266,942
                                                                 ---------------
PENNSYLVANIA -- 3.5%
   Allegheny County, Port Authority, RB,
      MBIA, FGIC
      Callable 03/01/11 @ 101
         5.375%, 03/01/12                              935,000           985,986
      Commonwealth of Pennsylvania, GO
         5.000%, 07/01/09                            1,000,000         1,007,140
                                                                 ---------------
                                                                       1,993,126
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND II                            FROST LOW DURATION
SCHEDULE OF INVESTMENTS                                      MUNICIPAL BOND FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
PUERTO RICO -- 1.3%
   Government Development Bank for Puerto
      Rico, Ser Senior B, RB
         5.000%, 12/01/14                         $    750,000   $       741,015
                                                                 ---------------
SOUTH CAROLINA -- 0.9%
   Darlington County, School District, GO,
      FSA
         3.250%, 03/01/10                              500,000           508,150
   South Carolina State, Transportation
      Infrastructure Bank, Ser B, RB,
      AMBAC
         5.250%, 10/01/10                               25,000            26,131
                                                                 ---------------
                                                                         534,281
                                                                 ---------------
TEXAS -- 38.8%
   Angleton, Independent School District,
      GO, PSF
         3.750%, 02/15/14                              900,000           966,303
   Arlington, GO
         3.500%, 08/15/13                              500,000           532,495
   Bexar County, Hospital District, GO
         3.625%, 02/15/14                              500,000           520,130
         3.250%, 02/15/11                              420,000           431,642
   Brownsville, Independent School District,
      School Building Project, GO, PSF
         5.000%, 02/15/11                              150,000           160,186
   Brownsville, Public Improvement &
      Refunding Project, GO, FSA
         4.000%, 02/15/15                              500,000           540,660
   Cleburne, GO, FSA
         4.000%, 02/15/13                              500,000           534,130
   College Station, Independent School
      District, School Building Project, GO,
      PSF
         4.250%, 08/15/11                              800,000           854,840
   Corpus Christi Independent School
      District, Ser A, GO, PSF
         4.000%, 08/15/10                              100,000           104,111
   Cypress-Fairbanks, Independent School
      District, Schoolhouse Project, GO,
      PSF(A)
      Pre-Refunded @ 100
         6.750%, 02/15/14                              300,000           314,703
   Eagle Pass, Independent School District,
      School Building Project, Ser A, GO,
      PSF
         3.500%, 08/15/09                              350,000           352,929
   El Paso, Water & Sewer Authority,
      Refunding & Improvement Project, RB,
      AMBAC
         5.000%, 03/01/11                            1,000,000         1,069,020
   Grand Prairie, Refunding & Improvement
      Project, GO, XLCA
         4.125%, 02/15/12                              250,000           266,937
   Greenville, Electric Utilities Systems, RB
         4.000%, 02/15/14                              420,000           442,764
   Harris County, Cultural Education
      Facilities Finance, Ser D, RB
         4.000%, 11/15/13                            1,000,000         1,038,600
   Houston, Independent School District, GO
         3.600%, 07/15/12                              250,000           265,105
   Irving, Hospital Authority, Baylor Medical
      Center, RB
         5.000%, 07/01/09                              500,000           503,115

Description                                        Face Amount     Market Value
-----------                                       ------------   ---------------
   Irving, Independent School District, School
      Building Project, GO, PSF
         5.000%, 02/15/12                         $    350,000   $       384,003
   Katy, Independent School District, School
      Building Project, Ser D, GO, PSF
         4.250%, 02/15/10                               75,000            77,174
   Katy, Independent School District, Ser C,
      GO, PSF
         3.300%, 02/15/15                              325,000           341,942
   La Joya, Independent School District,
      School Building Project, GO, PSF
         3.250%, 02/15/13                              560,000           591,623
   Laredo, Community College District, GO,
      AMBAC
         4.375%, 08/01/10                              100,000           103,551
   Leander, Independent School District,
      School Building Project, GO, PSF
         4.000%, 08/15/11                              250,000           265,738
   Lubbock, Wastewater Systems Authority,
      GO, FSA
         3.250%, 02/15/12                              265,000           276,681
   Mabank, Independent School District, GO,
      PSF
         3.500%, 08/15/09                              180,000           180,976
   McKinney, GO
         3.500%, 08/15/13                              930,000           990,441
   Mission, Consolidated Independent School
      District, GO, PSF
         3.250%, 02/15/13                            1,010,000         1,067,035
   Montgomery County, GO, FSA
         5.000%, 03/01/10                            1,000,000         1,035,690
   Pharr/San Juan/Alamo, Independent School
      District Texas, GO, PSF
         4.000%, 02/01/14                              500,000           543,335
   Polk County, GO, FSA
         4.000%, 08/15/12                              200,000           213,874
   Port of Port Arthur, Navigation District
      Authority, Ser A, GO
         4.000%, 03/01/13                            1,000,000         1,065,990
   San Angelo Independent School District,
      Ser A, GO, Assured Guarantee
         3.000%, 02/15/13                              500,000           515,330
   San Antonio, Electric & Gas Authority,
      Ser A, RB
         5.000%, 02/01/11                              100,000           106,179
   San Antonio, General Improvement
      Project, Ser 2006, GO, FGIC
         5.250%, 08/01/10                               25,000            26,073
   San Antonio, Independent School District,
      GO, PSF
         3.000%, 08/15/09                            1,045,000         1,052,294
   Spring, Independent School District, GO,
      PSF
         5.875%, 08/15/11                               25,000            27,564
   Tarrant County, Refunding &
      Improvement Project, GO
         4.000%, 07/15/09                            1,000,000         1,006,910
   Texas A&M University, Refunding &
      Financing Systems, Ser B, RB
         5.000%, 05/15/09                            1,000,000         1,001,190
   Victoria, Independent School District, GO,
      PSF
         4.000%, 02/15/10                              500,000           513,525
   Waco, Independent School District, GO,
      PSF
         4.000%, 08/15/13                              500,000           545,945

THE ADVISORS' INNER CIRCLE FUND II                            FROST LOW DURATION
SCHEDULE OF INVESTMENTS                                      MUNICIPAL BOND FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

                                                   Face Amount
Description                                          /Shares       Market Value
-----------                                       ------------   ---------------
   Williamson County, Pass-Through Toll,
      GO
         3.000%, 02/15/15                         $  1,000,000   $     1,027,260
                                                                 ---------------
                                                                      21,857,993
                                                                 ---------------
UTAH -- 1.8%
   Salt Lake City, School District, GO,
      School Building Guaranty
         3.000%, 03/01/10                            1,000,000         1,020,400
                                                                 ---------------
VIRGINIA -- 1.8%
   Alexandria, Ser A, GO
         3.500%, 07/15/13                              500,000           540,285
   Norfolk, GO, MBIA
         5.000%, 06/01/09                              500,000           501,460
                                                                 ---------------
                                                                       1,041,745
                                                                 ---------------
WASHINGTON -- 1.8%
   Washington State, Motor Vehicle Fuel Tax
      Project, GO, MBIA
         4.500%, 01/01/10                            1,000,000         1,024,800
                                                                 ---------------
WISCONSIN -- 3.5%
   Wisconsin State, Ser 2, GO, MBIA
         5.000%, 05/01/10                            1,000,000         1,042,000
   Wisconsin State, Transportation Authority,
      Ser 1, RB, AMBAC
         5.500%, 07/01/11                              835,000           908,923
                                                                 ---------------
                                                                       1,950,923
                                                                 ---------------
Total Municipal Bonds
   (Cost $45,683,623)                                                 46,943,988
                                                                 ---------------
CASH EQUIVALENT* -- 12.3%
   AIM Tax Free Income Fund, 0.190%                  6,938,056         6,938,056
                                                                 ---------------
Total Cash Equivalent
   (Cost $6,938,056)                                                   6,938,056
                                                                 ---------------
Total Investments -- 95.6%
   (Cost $52,621,679) +                                          $    53,882,044
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $56,354,502.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

(A)  PRE-REFUNDED SECURITIES - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   -- CERTIFICATE OF PARTICIPATION
FGIC  -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA   -- FINANCIAL SECURITY ASSISTANCE
GO    -- GENERAL OBLIGATION
MBIA  -- MUNICIPAL BOND INVESTORS ASSOCIATION
PSF   -- PUBLIC SCHOOL FOUNDATION
RB    -- REVENUE BOND
SER   -- SERIES
XLCA  -- XL CAPITAL ASSURANCE

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $52,621,679, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,307,418 AND $(47,053), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

FIA-QH-001-0300

THE ADVISORS' INNER CIRCLE FUND II                        FROST KEMPNER TREASURY
SCHEDULE OF INVESTMENTS                                          AND INCOME FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

                                                   Face Amount
Description                                          /Shares       Market Value
-----------                                       ------------   ---------------
U.S. TREASURY OBLIGATIONS -- 73.0%
   U.S. Treasury Bonds
         8.125%, 08/15/19                         $     72,000   $       100,924
         7.500%, 11/15/16                               72,000            94,090
         7.250%, 05/15/16                               54,000            69,259
         7.125%, 02/15/23                               69,000            92,525
         6.250%, 08/15/23                              105,000           131,283
         6.000%, 02/15/26                               78,000            96,988
         5.250%, 11/15/28                               88,000           101,475
   U.S. Treasury Inflationary Protection
      Securities
         4.250%, 01/15/10                              565,000           728,171
         3.625%, 04/15/28                            1,708,000         2,586,717
         3.500%, 01/15/11                            1,247,000         1,577,329
         2.625%, 07/15/17                              769,000           843,414
         2.500%, 07/15/16                            1,857,000         2,057,264
         2.500%, 01/15/29                            2,000,000         2,011,848
         2.375%, 04/15/11 to 01/15/25                2,771,000         3,060,959
         2.000%, 07/15/14                              836,000           960,798
         1.875%, 07/15/13                              829,000           975,727
         1.750%, 01/15/28                            1,408,000         1,283,064
         1.625%, 01/15/15                              695,000           768,478
         1.375%, 07/15/18                            1,507,000         1,445,845
   U.S. Treasury Notes
         5.000%, 08/15/11                              106,000           115,639
         4.750%, 03/31/11                               77,000            82,661
         4.500%, 02/15/16                               77,000            86,360
         4.000%, 02/15/14                               49,000            53,536
                                                                 ---------------
Total U.S. Treasury Obligations
   (Cost $18,734,937)                                                 19,324,354
                                                                 ---------------
CASH EQUIVALENT* -- 26.7%
   BlackRock Liquidity Funds Treasury
      Trust Fund Portfolio, 0.040%                   7,059,962         7,059,962
                                                                 ---------------
Total Cash Equivalent
   (Cost $7,059,962)                                                   7,059,962
                                                                 ---------------
Total Investments -- 99.7%
   (Cost $25,794,899) +                                          $    26,384,316
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $26,468,819.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $25,794,899, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $753,274 AND $(163,857), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0300

THE ADVISORS' INNER CIRCLE FUND II              FROST LKCM MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)

Description                                          Shares        Market Value
-----------                                       ------------   ---------------
COMMON STOCK -- 99.6%
CONSUMER DISCRETIONARY -- 13.5%
   CBS, Cl B                                            30,000   $       211,200
   Home Depot                                           10,000           263,200
   Jarden*                                              12,500           251,250
   Kohl's*                                               5,000           226,750
   PetSmart                                              7,500           171,600
   Time Warner                                           5,833           127,334
                                                                 ---------------
                                                                       1,251,334
                                                                 ---------------
CONSUMER STAPLES -- 10.7%
   Avon Products                                         6,000           136,560
   Coca-Cola                                             4,000           172,200
   Colgate-Palmolive                                     3,000           177,000
   CVS Caremark                                          6,500           206,570
   PepsiCo                                               2,500           124,400
   Procter & Gamble                                      3,500           173,040
                                                                 ---------------
                                                                         989,770
                                                                 ---------------
ENERGY -- 10.1%
   Cabot Oil & Gas                                       3,500           105,665
   Devon Energy                                          4,000           207,400
   Exxon Mobil                                           1,500           100,005
   Peabody Energy                                        5,000           131,950
   Schlumberger                                          3,000           146,970
   XTO Energy                                            7,000           242,620
                                                                 ---------------
                                                                         934,610
                                                                 ---------------
FINANCIALS -- 11.4%
   Bank of New York Mellon                              12,500           318,500
   JPMorgan Chase                                        7,500           247,500
   Lazard, Cl A                                          4,000           109,200
   US Bancorp                                            7,000           127,540
   Wells Fargo                                          12,500           250,125
                                                                 ---------------
                                                                       1,052,865
                                                                 ---------------
HEALTH CARE -- 19.3%
   Abbott Laboratories                                   6,000           251,100
   Alcon                                                 1,500           138,015
   Charles River Laboratories International*             3,500            96,775
   Dentsply International                                8,000           228,960
   Gilead Sciences*                                      6,500           297,700
   Haemonetics*                                          5,000           258,150
   Schering-Plough                                      10,000           230,200
   Thermo Fisher Scientific*                             8,200           287,656
                                                                 ---------------
                                                                       1,788,556
                                                                 ---------------
INDUSTRIALS -- 5.5%
   Baldor Electric                                      10,000           232,000
   Danaher                                               3,000           175,320
   General Electric                                      8,000           101,200
                                                                 ---------------
                                                                         508,520
                                                                 ---------------
INFORMATION TECHNOLOGY -- 18.9%
   Apple*                                                1,400           176,162
   Brocade Communications Systems*                      22,500           130,050
   Cisco Systems*                                        5,000            96,600
   Citrix Systems*                                      11,000           313,830
   International Business Machines                       3,000           309,630
   Microsoft                                             6,000           121,560
   Nuance Communications*                               17,500           233,625
   Oracle                                                6,700           129,578
   Research In Motion*                                   3,500           243,250
                                                                 ---------------
                                                                       1,754,285
                                                                 ---------------
MATERIALS -- 3.7%
   FMC                                                   3,500           170,555

Description                                          Shares        Market Value
-----------                                       ------------   ---------------
   Monsanto                                              2,000   $       169,780
                                                                 ---------------
                                                                         340,335
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 3.9%
   AT&T                                                 14,000           358,680
                                                                 ---------------
UTILITIES -- 2.6%
   Allegheny Energy                                      4,000           103,680
   MDU Resources Group                                   7,900           138,803
                                                                 ---------------
                                                                         242,483
                                                                 ---------------
Total Common Stock (Cost $9,472,814)                                   9,221,438
                                                                 ---------------
CASH EQUIVALENT** -- 0.8%
   AIM STIT-Government & Agency
      Portfolio, 0.050%                                 69,850            69,850
                                                                 ---------------
Total Cash Equivalent
   (Cost $69,850)                                                         69,850
                                                                 ---------------
Total Investments -- 100.4%
   (Cost $9,542,664)+                                            $     9,291,288
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $9,255,412.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

CL -- CLASS

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $9,542,664, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $793,378 AND $(1,044,754), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0300

THE ADVISORS' INNER CIRCLE FUND II          FROST LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2009
                                                                     (UNAUDITED)


Description                                          Shares        Market Value
-----------                                       ------------   ---------------
COMMON STOCK -- 93.3%
CONSUMER DISCRETIONARY -- 17.8%
   American Eagle Outfitters                            11,700   $       173,394
   Chipotle Mexican Grill, Cl A*                         2,600           210,834
   DeVry                                                 3,950           168,112
   Family Dollar Stores                                  5,200           172,588
   Foot Locker                                          16,800           199,752
   GameStop, Cl A*                                       5,800           174,928
   ITT Educational Services*                             1,450           146,116
   LKQ*                                                 14,100           239,418
   Morningstar*                                          3,900           154,713
                                                                 ---------------
                                                                       1,639,855
                                                                 ---------------
CONSUMER STAPLES -- 4.0%
   Dean Foods*                                           7,500           155,250
   Hansen Natural*                                       5,250           213,990
                                                                 ---------------
                                                                         369,240
                                                                 ---------------
ENERGY -- 11.5%
   Cabot Oil & Gas                                       5,000           150,950
   Consol Energy                                         4,950           154,836
   Core Laboratories                                     1,900           158,137
   Denbury Resources*                                   13,150           214,082
   EXCO Resources*                                      17,450           205,561
   Range Resources                                       4,350           173,870
                                                                 ---------------
                                                                       1,057,436
                                                                 ---------------
FINANCIALS -- 9.7%
   First Horizon National                               20,118           231,558
   HCC Insurance Holdings                                7,600           181,792
   Lazard, Cl A                                          6,000           163,800
   Prosperity Bancshares                                 6,600           183,282
   Raymond James Financial                               8,250           129,443
                                                                 ---------------
                                                                         889,875
                                                                 ---------------
HEALTH CARE -- 13.7%
   Cerner*                                               3,150           169,470
   Charles River Laboratories International*             6,350           175,578
   Covance*                                              3,550           139,444
   Dentsply International                                7,350           210,357
   Endo Pharmaceuticals Holdings*                        6,300           104,202
   Haemonetics*                                          4,100           211,683
   Immucor*                                              4,450            72,490
   Techne                                                3,100           177,382
                                                                 ---------------
                                                                       1,260,606
                                                                 ---------------
INDUSTRIALS -- 9.5%
   Ametek                                                6,100           196,481
   Clarcor                                               4,400           136,752
   Copart*                                               6,400           200,896
   JB Hunt Transport Services                            5,450           153,254
   Landstar System                                       5,100           181,611
                                                                 ---------------
                                                                         868,994
                                                                 ---------------
INFORMATION TECHNOLOGY -- 20.3%
   Brocade Communications Systems*                      35,700           206,346
   Cognizant Technology Solutions, Cl A*                 6,800           168,572
   F5 Networks*                                          7,250           197,708
   Harris                                                4,600           140,668
   Itron*                                                2,450           112,700
   Mantech International, Cl A*                          3,550           128,475
   National Instruments                                  6,850           150,974
   National Semiconductor                               11,350           140,399
   Nuance Communications*                               19,850           264,997
   TIBCO Software*                                      27,250           172,220


Description                                          Shares        Market Value
-----------                                       ------------   ---------------
   Trimble Navigation*                                   8,550   $       183,312
                                                                 ---------------
                                                                       1,866,371
                                                                 ---------------
MATERIALS -- 4.4%
   Airgas                                                4,400           189,728
   FMC                                                   4,400           214,412
                                                                 ---------------
                                                                         404,140
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 2.4%
   SBA Communications, Cl A*                             8,800           221,760
                                                                 ---------------
Total Common Stock (Cost $10,087,587)                                  8,578,277
                                                                 ---------------
CASH EQUIVALENT** -- 6.4%
   AIM STIT-Government & Agency
      Portfolio, 0.050%                                588,455           588,455
                                                                 ---------------
Total Cash Equivalent
   (Cost $588,455)                                                       588,455
                                                                 ---------------
Total Investments -- 99.7%
   (Cost $10,676,042) +                                          $     9,166,732
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $9,194,885.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

CL -- CLASS

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $10,676,042, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $639,090 AND $(2,148,400), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0300

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at April 30, 2009:

INVESTMENTS IN SECURITIES*                          LEVEL 1        LEVEL 2       LEVEL 3         TOTAL
--------------------------                       ------------   ------------   -----------   ------------
Frost Core Growth Equity Fund                    $198,741,496   $         --   $        --   $198,741,496
Frost Dividend Value Equity Fund                  143,475,707             --            --    143,475,707
Frost Strategic Balanced Fund                      18,252,242             --            --     18,252,242
Frost Kempner Multi-Cap Deep Value Equity Fund    128,120,676             --            --    128,120,676
Frost Hoover Small Mid-Cap Equity Fund             82,559,762             --            --     82,559,762
Frost International Equity Fund                   159,977,641             --            --    159,977,641
Frost Low Duration Bond Fund                       21,769,339    113,915,415            --    135,684,754
Frost Total Return Bond Fund                       18,765,816    218,898,405    18,704,714    256,368,935
Frost Municipal Bond Fund                           3,207,239    134,719,947            --    137,927,186
Frost Low Duration Municipal Bond Fund              6,938,056     46,943,988            --     53,882,044
Frost Kempner Treasury and Income Fund              7,059,962     19,324,354            --     26,384,316
Frost LKCM Multi-Cap Equity Fund                    9,291,288             --            --      9,291,288
Frost LKCM Small Mid-Cap Equity Fund                9,166,732             --            --      9,166,732

* INCLUDES SECURITIES PURCHASE WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

OTHER FINANCIAL INSTRUMENTS*      LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
----------------------------      -------   -------   -------   -------
Frost International Equity Fund     $--     $(3,798)    $--     $(3,798)

* OTHER FINANCIAL INSTRUMENTS ARE FORWARD CURRENCY CONTRACTS NOT REFLECTED IN THE SCHEDULE OF INVESTMENTS.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                   INVESTMENTS IN
TOTAL RETURN BOND FUND                               SECURITIES
----------------------                             --------------
BALANCE AS OF 7/31/08                               $    86,680
Change in unrealized appreciation/(depreciation)       (381,778)
Net purchase/(sales)                                         --
Net transfers in/and or out of Level 3               18,999,812
                                                    -----------
BALANCE AS OF 04/30/09                              $18,704,714
                                                    ===========

                                                   INVESTMENTS IN
LOW DURATION BOND FUND                               SECURITIES
----------------------                             --------------
BALANCE AS OF 7/31/08                               $ 1,225,000
Change in unrealized appreciation/(depreciation)             --
Net purchase/(sales)                                 (1,225,000)
Net transfers in/and or out of Level 3                       --
                                                    -----------
BALANCE AS OF 04/30/09                              $        --
                                                    ===========

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and
                                        Chief Financial Officer

Date: June 29, 2009